                                SECURITIES AND EXCHANGE COMMISSION

                                      Washington, D.C.  20549

                                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Post-Effective Amendment No.  24  (File No. 2-78194)       X

                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.  17  (File No. 811-3500)                     X
                   ----                                       ---

                   IDS LIFE OF NEW YORK ACCOUNT 4
                   IDS LIFE OF NEW YORK ACCOUNT 5
                   IDS LIFE OF NEW YORK ACCOUNT 6
                   IDS LIFE OF NEW YORK ACCOUNT 9
                   IDS LIFE OF NEW YORK ACCOUNT 10
                   IDS LIFE OF NEW YORK ACCOUNT 11
                   IDS LIFE OF NEW YORK ACCOUNT 12
                   IDS LIFE OF NEW YORK ACCOUNT 13
                   IDS LIFE OF NEW YORK ACCOUNT 14
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                       (Exact Name of Registrant)

                 IDS Life Insurance Company of New York
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                          (Name of Depositor)

           20 Madison Avenue Extension, Albany, NY  12203
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    (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code (612) 671-3678

    Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN  55440-0010
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               (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

____immediately upon filing pursuant to paragraph (b) of Rule 485 _X__on May 1, 1997 pursuant to paragraph (b) of Rule 485
____60 days after filing pursuant to paragraph (a)(i) of Rule 485
____on (date) pursuant to paragraph (a)(i) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on or about Feb. 19, 1997.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus are so indicated.

             PART A                                         PART B

                                                                    Page Number in
               Page Number                                          Statement of
  Item No.     in Prospectus                        Item No.        Additional Information
    1          Cover page                              15           Cover page

    2          Key terms                               16           Table of contents

    3(a)       Expense summary                         17(a)        NA
     (b)       The Flexible Annuity in brief             (b)        NA
                                                         (c)        About IDS Life of New York*
    4(a)       Condensed financial information
     (b)       Performance information                 18(a)        NA
     (c)       Financial statements                      (b)        NA
                                                         (c)        Independent Auditors
    5(a)       Cover page; About IDS Life of New York    (d)        NA
     (b)       The variable accounts                     (e)        NA
     (c)       The funds                                 (f)        NA
     (d)       Cover page, The funds
     (e)       Voting rights                           19(a)        Distribution of the contracts*;
     (f)       NA                                                   About IDS Life of New York*
     (g)       NA                                        (b)        Charges*

    6(a)       Charges                                 20(a)        Principal underwriter
     (b)       Charges                                   (b)        Principal underwriter
     (c)       Charges                                   (c)        Principal underwriter
     (d)       Distribution of the contracts             (d)        NA
     (e)       The funds
     (f)       NA                                      21(a)        Performance information
                                                         (b)        Performance information
    7(a)       Buying your annuity;
               Benefits in case of death;              22           Calculating annuity payouts
               The annuity payout period
     (b)       The variable accounts;                  23(a)        Financial statements
               Making the most of your annuity           (b)        Financial statements
     (c)       The funds; Charges
     (d)       Cover Page
     (c)       The funds; Charges

    8(a)       The annuity payout period
     (b)       Buying your annuity
     (c)       The annuity payout period
     (d)       The annuity payout period
     (e)       The annuity payout period
     (f)       The annuity payout period

    9(a)       Benefits in case of death
     (b)       Benefits in case of death

   10(a)       Buying your annuity; Valuing your investment
     (b)       Valuing your investment
     (c)       Buying your annuity; Valuing your investment
     (d)       About IDS Life of New York

   11(a)       Surrendering your contract
     (b)       NA
     (c)       Surrendering your contract
     (d)       Buying your annuity
     (e)       The Flexible Annuity in brief

   12(a)       Taxes
     (b)       Key terms
     (c)       NA

   13          NA

   14 Table of contents of the Statement of Additional Information *Designates page number in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

IDS Life of New York Variable Retirement and Combination Retirement
Annuities


Prospectus
May 1, 1997


This prospectus describes two individual deferred annuity contracts offered by IDS Life Insurance Company of New York (IDS Life of New York), a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC). The Variable Retirement Annuity (VRA) is a deferred annuity contract in which a single purchase payment accumulates on a variable basis and retirement benefits are paid to the owner. It can be used for qualified and nonqualified retirement plans. The Combination Retirement Annuity
(CRA) is a deferred annuity contract in which installment purchase payments are accumulated on a fixed and/or variable basis and provides for retirement payments to the owner. It is available only for qualified plans.

New Variable Retirement Annuity contracts are not currently being offered.

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14


Sold by:  IDS Life Insurance Company of New York
          20 Madison Ave. Extension
          Albany, NY 12203
          Telephone: 800-541-2251

This prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus.

The prospectus is accompanied or preceded by the retirement annuity mutual fund prospectus for IDS Life Aggressive Growth Fund, IDS Life International Equity Fund, IDS Life Capital Resource Fund, IDS Life Managed Fund, IDS Life Special Income Fund, IDS Life Moneyshare Fund, IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life of New York is not a financial institution and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other agency.

A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of contents

Key terms

The Variable and Combination
 Retirement Annuities in brief

Expense summary

Condensed financial information

Financial statements

Performance information

The variable accounts


The funds
IDS Life  Aggressive  Growth  Fund
IDS Life  International  Equity Fund
IDS Life Capital  Resource  Fund
IDS Life Managed  Fund
IDS Life Special  Income Fund
IDS Life Moneyshare Fund
IDS Life Growth  Dimensions Fund
IDS Life Global Yield Fund
IDS Life Income Advantage Fund


The fixed account

Buying your annuity
The retirement date
Beneficiary
How to make purchase payments

Charges
Contract administrative charge
Mortality and expense risk fee
Surrender charge

Valuing your investment
Number of units
Accumulation unit value
Net investment factor
Factors that affect variable account
 accumulation units

Making the most of your annuity Automated dollar-cost averaging Transferring money between accounts Transfer policies How to request a transfer or a surrender

Surrendering your contract
Surrender policies
Receiving payment when you request a surrender

TSA special surrender provisions

Changing ownership

Benefits in case of death

The annuity payout period
Annuity payout plans
Death after annuity payouts begin

Taxes

Voting rights

Distribution of the contracts

About IDS Life of New York

Regular and special reports
Services
Table of contents of the Statement of
 Additional Information

Key terms

These terms can help you understand details about your annuity.

Annuity  -  A  contract   purchased  from  an  insurance   company  that  offers
tax-deferred growth of the investment until earnings are withdrawn and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable account before annuity payouts begin.

Annuitant - The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. This amount may be on a variable or fixed basis or a combination of both.


Annuity unit - A measure of the value of each variable account used to calculate the annuity payouts.


Beneficiary - The person designated to receive annuity benefits in case of the owner's or annuitant's death.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Code - Internal Revenue Code of 1986, as amended.

Contract value - The total value of your annuity before any applicable surrender charge and any contract administrative charge have been deducted.

Contract year - A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account - An account to which you may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life of New York.

IDS Life of New York - In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

Mutual funds (funds) - Nine IDS Life Retirement Annuity mutual funds, each with a different investment objective. (See "The funds.") You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

Owner (you, your) - The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Purchase payments - Payments made to IDS Life of New York for an annuity.

Qualified annuity - An annuity purchased for a retirement plan that is subject to applicable federal law and any rules of the plan itself. These plans include:

o  Individual Retirement Annuities (IRAs)
o  Simplified Employee Pension Plans (SEPs)
o  Section 401(k) plans
o  Custodial and trusteed pension and profit-sharing plans
o  Tax-Sheltered Annuities (TSAs)

All other annuities are considered nonqualified annuities.

Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when you start your contract. You can change it in the future.

Surrender charge - A deferred sales charge that may be applied if you surrender your annuity before the retirement date.

Surrender value - The amount you are entitled to receive if you surrender your annuity. It is the contract value minus any applicable surrender charge and contract administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable account is calculated at the close of business on each valuation date.

Variable accounts - Nine separate accounts to which you may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable accounts.") The value of your investment in each variable account changes with the performance of the particular fund.

The Variable and Combination Retirement Annuities in brief

Purpose: The Variable and Combination Retirement Annuities are designed to allow you to build up funds for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. Beginning at a specified future date (the retirement date), the annuity provides lifetime or other forms of payouts to you or to anyone you designate.

Ten-day free look: You may return your annuity to your financial advisor or our Albany office within 10 days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted.

Accounts: You may allocate your purchase payments among any or all of:

o nine variable accounts, each of which invests in mutual funds with a particular investment objective. The value of each variable account varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable accounts. (p.)

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life of New York. (p.)

Buying the annuity: Your financial advisor will help you complete and submit an application for CRA. Applications are subject to acceptance at our Albany office. You may buy a nonqualified annuity or a qualified annuity including an IRA.

o  Minimum purchase payment - $600 on an annual basis.

o Minimum installment or additional payment - $50 monthly; $23.08 biweekly payroll deductions.

o  Maximum first-year payment(s) -
   Nonqualified:  $25,000.
   Qualified: Two times initial annual gross premium subject to any restrictions.

o  Maximum payment for each subsequent year -
   Nonqualified:  $50,000 excluding rollovers.
   Qualified: Two times initial annual gross premium subject to any restrictions.

Unlike the CRA, VRA was purchased with a single payment. No additional payments are allowed for VRA. (p.)

Transfers: You may redistribute your money among accounts without charge at any time until annuity payouts begin and once per contract year among the variable accounts thereafter. You may establish automated transfers among the fixed and variable account(s), subject to certain restrictions. (p.)

Surrenders: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties and may have other tax consequences; also, certain restrictions apply. (p.)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, however, such changes of non-qualified annuities may have federal income tax consequences. Certain restrictions apply concerning change of ownership of a qualified annuity. (p.)

Benefits in case of death: If you or the annuitant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.)


Annuity payouts: The contract value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p.)


Taxes: Generally, your annuity grows tax deferred until you surrender it or begin to receive payouts (under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will still be taxed on the income if you are the owner. (p.)

Charges: Your Variable Retirement Annuity is subject to an annual charge of $20 and your Combination Retirement Annuity is subject to an annual charge of $30 for contract administrative services. Both annuities are also subject to a 1% mortality and expense risk charge and a surrender charge. (p.)

Expense summary


The purpose of these tables is to help you understand the various costs and expenses associated with VRA and CRA.

You pay no sales charge when you purchase the annuities. All costs that you bear directly or indirectly for the variable11 accounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Contract charges."

Variable Retirement Annuity Expenses
         Owner Expenses
                  Surrender Charge*

                  (Contingent deferred
                    sales charge as a
                     percentage of
                  amount surrendered)  Contract Year   Percentage
                  -----------------------------------------------
                                            1               7%
                                            2               6
                                            3               5
                                            4               4
                                            5               3
                                            6               2
                                            7               1
                                      8 and later           0

                  Annual Contract
                  Administrative Charge                    $20

         Separate Account Annual Expenses
         (as a percentage of average daily net assets of the underlying fund)

                   Mortality and Expense Risk Fee           1%

Combination Retirement Annuity Expenses
         Owner Expenses
                  Surrender Charge*

                  (Contingent deferred
                    sales charge as a
                     percentage of
                  amount surrendered    Contract Year    Percentage
                                           1-5              7%
                                            6               6
                                            7               5
                                            8               4
                                            9               3
                                           10               2
                                           11               1
                                     12 and later           0

                 Annual Contract
                 Administrative Charge                     $30

         Separate Account Annual Expenses
         (as a percentage of average daily net assets of the
         underlying fund)
                     Mortality and Expense Risk Fee         1%

* The surrender charge is further limited so it will never exceed 8.5% of aggregate purchase payments made to the contract.

Combination Retirement Annuity Expenses (American Express
Retirement Services)
         Owner Expenses
                  Surrender Charge*

                  (Contingent deferred
                     sales charge as a
                      percentage of
                  amount surrendered   Contract Year     Percentage
                  -------------------------------------------------
                                            1               6%
                                            2               6
                                            3               5
                                            4               4
                                            5               3
                                            6               2
                                            7               1
                                      8 and later           0

                  Annual Contract
                  Administrative Charge                    $30

         Separate Account Annual Expenses
         (as a percentage of average daily net assets of the
         underlying fund)
                     Mortality and Expense Risk Fee         1%

         Annual Operating Expenses of Underlying Mutual Funds (management fees and other expenses deducted as a percentage of average net assets)

                 IDS Life       IDS Life      IDS Life               IDS Life                 IDS Life    IDS Life   IDS Life
                Aggressive   International    Capital     IDS Life   Special    IDS Life       Growth      Global     Income
                  Growth         Equity       Resource    Managed    Income    Moneyshare    Dimensions    Yield     Advantage

Management fees     .60%           .82%         .60%        .59%       .59%          .50%        .63%       .84%        .63%

Other expenses      .09            .16          .08         .07        .10           .06         .22        .62         .54

Total**             .69%           .98%         .68%        .66%       .69%          .56%        .85%      1.46%       1.17%

* The surrender charge is further limited so it will never exceed 8.5% of aggregate purchase payments made to the contract.
** Annualized operating expenses of underlying mutual funds at Dec. 31, 1996.

                           Example for the Variable Retirement Annuity:*

                 IDS Life       IDS Life      IDS Life               IDS Life                 IDS Life    IDS Life   IDS Life
                Aggressive   International    Capital     IDS Life   Special    IDS Life       Growth      Global     Income
                  Growth         Equity       Resource    Managed    Income    Moneyshare    Dimensions    Yield     Advantage

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and surrender at the end of each time period:

1 year           $ 90.04        $ 92.80       $ 89.94     $ 89.75    $ 90.04     $ 88.80       $ 91.56     $ 97.38    $ 94.61

3 years           110.08         118.62        109.78      109.19     110.08      106.23        114.80      132.66     124.19

5 years           129.99         144.68        129.48      128.46     129.99      123.35        138.12      168.61     154.21

10 years          205.96         237.12        204.87      202.69     205.96      191.71        223.26      286.77     257.06

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 year           $ 17.78        $ 20.76       $ 17.68     $ 17.48    $ 17.78     $ 16.45       $ 19.42     $ 25.68    $ 22.70

3 years            55.09          64.11         54.78       54.15      55.09       51.03         60.07       78.92      69.99

5 years            94.84         110.03         94.31       93.25      94.84       87.96        103.24      134.78     119.89

10 years          205.96         237.12        204.87      202.69     205.96      191.71        223.26      286.77     257.06

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $20 annual contract administrative charge is approximated as a .045% charge based on our average contract size.

                         Example for the Combination Retirement Annuity:*

                 IDS Life       IDS Life      IDS Life               IDS Life                 IDS Life    IDS Life   IDS Life
                Aggressive   International    Capital     IDS Life   Special    IDS Life       Growth      Global     Income
                  Growth         Equity       Resource    Managed    Income    Moneyshare    Dimensions    Yield     Advantage

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and surrender at the end of each time period:

1 year           $ 91.06        $ 93.82       $ 90.96     $ 90.77    $ 91.06     $ 89.82       $ 92.58     $ 98.40    $ 95.63

3 years           135.16         143.50        134.87      134.30     135.16      131.41        139.77      157.19     148.94

5 years           182.05         196.01        181.57      180.60     182.05      175.74        189.78      218.75     205.07

10 years          244.73         274.79        243.68      241.58     244.73      230.98        261.42      322.68     294.02

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

1 year           $ 18.88        $ 21.85       $ 18.78     $ 18.57    $ 18.88     $ 17.55       $ 20.52     $ 26.77    $ 23.80

3 years            58.42          67.42         58.11       57.49      58.42       54.37         63.39       82.20      73.29

5 years           100.46         115.59         99.94       98.89     100.46       93.62        108.83      140.23     125.40

10 years          217.56         248.39        216.48      214.32     217.56      203.45        234.68      297.52     268.12

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual contract administrative charge is approximated as a .152% charge based on our average contract size.

Condensed financial information
(unaudited)

The following tables give per-unit information about the financial history of each variable account.

                                                                 Years Ended Dec. 31,
                                   1996    1995     1994     1993     1992     1991     1990     1989     1988     1987
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Account 4 (investing in shares of Capital Resource Fund)
Accumulation unit value at
beginning of year ............     $4.35   $3.43    $3.43    $3.35    $3.25    $2.24    $2.25    $1.78    $1.61    $1.44
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Accumulation unit value at end
of year ......................     $4.64   $4.35    $3.43    $3.43    $3.35    $3.25    $2.24    $2.25    $1.78    $1.61
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Number of accumulation units
outstanding at end of year
(000 omitted) ................    47,283  44,849   38,283   30,089   21,677   13,591   10,058    8,345    7,347    7,342
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Ratio of operating expense to
average net assets ...........     1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%
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                                                                 Years Ended Dec. 31,
                                   1996    1995     1994     1993     1992     1991     1990     1989     1988     1987
-----------------------------------------------------------------------------------------------------------------------

Account 101 (investing in shares of International Equity Fund)
Accumulation unit value at
beginning of period ..........     $1.38   $1.25    $1.29    $0.98     $1.00      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------

Accumulation unit value at end
of period ....................     $1.50   $1.38    $1.25    $1.29     $0.98      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000 omitted) ................    77,830  63,576   51,480   21,650     3,421      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%   1.00%    1.00%    1.00%     1.00%      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------

Account 112 (investing in shares of Aggressive Growth Fund)
Accumulation unit value at
beginning of period ..........     $1.47   $1.12    $1.21    $1.08     $1.00      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of period ....................     $1.69   $1.47    $1.12    $1.21     $1.08      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
(000 omitted) ................    77,673  62,233   45,347   19,430     5,961      -        -        -        -        -    _
----------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%   1.00%    1.00%    1.00%     1.00%      -        -        -        -        -
-----------------------------------------------------------------------------------------------------------------------

Account 5 (investing in shares of Special Income Fund)
Accumulation unit value at
beginning of year ............     $3.53   $2.91   $3.06    $2.67    $2.46    $2.12    $2.05    $1.90    $1.74    $1.74
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of year ......................     $3.73   $3.53   $2.91    $3.06    $2.67    $2.46    $2.12    $2.05    $1.90    $1.74
-----------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of year
(000 omitted) ................    24,424  23,903  21,936   23,259   16,710   12,228   10,315    9,301    7,891    8,093
-----------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%   1.00%   1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    1.00%    _
----------------------------------------------------------------------------------------------------------------------------

Account 6 (investing in shares of Moneyshare Fund)
Accumulation unit value at
beginning of year ............     $1.99   $1.91   $1.86    $1.83    $1.80    $1.71    $1.61     $1.49    $1.40    $1.33
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of year ......................     $2.07   $1.99   $1.91    $1.86    $1.83    $1.80    $1.71     $1.61    $1.49    $1.40
------------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of year
(000 omitted) ................     5,927   5,445   3,794    4,113    5,378    7,253    6,487     5,493    2,836    2,125
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%   1.00%   1.00%    1.00%    1.00%    1.00%    1.00%     1.00%    1.00%    1.00%
------------------------------------------------------------------------------------------------------------------------

Simple yield3 ................     3.83%   4.09%   4.39%    1.88%    1.77%    3.24%    6.20%     6.80%    7.30%    5.73%
------------------------------------------------------------------------------------------------------------------------

Compound yield3 ..............     3.90%   4.17%   4.48%    1.90%    1.78%    3.29%    6.39%     7.03%    7.57%    5.90%
------------------------------------------------------------------------------------------------------------------------




Account 94 (investing in shares of Managed Fund)
Accumulation unit value at
beginning of year ............     $2.57   $2.09   $2.21    $1.98    $1.86    $1.45    $1.42     $1.14    $1.06    $1.01
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of year ......................     $2.96   $2.57   $2.09    $2.21    $1.98    $1.86    $1.45     $1.42    $1.14    $1.06
------------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of year
(000 omitted) ................    75,219  72,999  66,800   50,761   31,828   20,105   15,292    12,248   11,920   12,219
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%   1.00%   1.00%    1.00%    1.00     1.00%    1.00%     1.00%    1.00%    1.00%
------------------------------------------------------------------------------------------------------------------------

Account 125 (investing in shares of Global Yield Fund)
Accumulation unit value at
beginning of year ............     $1.00       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of year ......................     $1.07       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of year
(000 omitted) ................     2,311       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------

                                                                   Years Ended Dec. 31,
                                    1996   1995    1994     1993     1992     1991     1990     1989     1988     1987
----------------------------------------------------------------------------------------------------------------------

Account 135 (investing in shares of Income Advantage Fund)
Accumulation unit value at
beginning of year ............     $1.00       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of year ......................     $1.05       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of year
(000 omitted) ................     4,671       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------

Account 145 (investing in shares of Growth Dimensions Fund)
Accumulation unit value at
beginning of year ............     $1.00       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end
of year ......................     $1.11       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of year
(000 omitted) ................    27,817       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to
average net assets ...........     1.00%       -       -        -        -        -        -         -        -        -
------------------------------------------------------------------------------------------------------------------------

1 Account 10 commenced operations on Jan. 13, 1992.
2 Account 11 commenced operations on Jan. 13, 1992.
3 Net of annual contract administrative charge and mortality and expense risk fee.
4 Account 9 commenced operations on April 30, 1986.
5 Accounts 12, 13 and 14 commenced operations on April 30, 1996

Financial statements

The SAI dated May 1, 1997, contains:

o complete audited financial statements of the variable accounts including:
        - statements of net assets as of Dec. 31, 1996;
        - statements of operations for the year ended Dec. 31, 1996, except for IDS Life of New York Accounts 12, 13, and 14 which are for the period April 30, 1996 (commencement of operations) to Dec. 31, 1996; and
        - statements of changes in net assets for the years ended Dec. 31, 1996 and Dec. 31, 1995, except for IDS Life of New York Accounts 12, 13, and 14 which are for the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.

o complete audited financial statements for IDS Life of New York including:
        - balance sheets as of Dec. 31, 1996 and Dec. 31, 1995; and
        - related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996.

Performance information

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period.
Calculations are performed as follows:


Simple yield - Account 6 (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.


Compound yield - Account 6: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.


Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the account if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.


Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the account invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the annuity, which has the effect of decreasing advertised performance, account performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the accounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable accounts

Purchase payments can be allocated to any or all of the variable accounts that invest in shares of the following funds:


                                    IDS Life of
                                  New York Account   Established

IDS Life Aggressive Growth Fund        11            Oct. 8, 1991
IDS Life International Equity Fund     10            Oct. 8, 1991
IDS Life Capital Resource Fund          4            Nov. 12, 1981
IDS Life Managed Fund                   9            Feb. 12, 1986
IDS Life Special Income Fund            5            Nov. 12, 1981
IDS Life Moneyshare Fund                6            Nov. 12, 1981
IDS Life Growth Dimensions Fund        14            April 17, 1996
IDS Life Global Yield Fund             12            April 17, 1996
IDS Life Income Advantage Fund         13            April 17, 1996


Each variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each account are credited or charged to that account alone. No variable account will be charged with liabilities of any other account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other variable annuity contracts that we issue that are not described in this prospectus. All obligations arising under the contracts are general obligations of IDS Life of New York.

All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds


IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies. The fund also may invest in warrants or debt securities or in large well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS  Life  Capital  Resource  Fund  Objective:  capital  appreciation.   Invests
primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life  Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.

IDS Life  Special  Income  Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life Global Yield Fund
Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund
Objective: high current income, with capital growth as a secondary objective. Invests in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.


The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable accounts may be offered and how many exchanges among variable accounts may be allowed before the owner is considered to have investment control and thus is currently taxed on income earned within variable account assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, to ensure that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws to ensure that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


IDS Life is the investment manager and AEFC is the investment advisor for each of the funds. IDS International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. The investment manager and advisors cannot guarantee that the funds will meet their investment objectives. Please read the Retirement Annuity Mutual Fund prospectus for complete information on investment risks, deductions, expenses and other facts you should know before investing. It is available by contacting IDS Life of New York at the address or telephone number on the front of this prospectus, or from your financial advisor.


The fixed account

For the Combination Retirement Annuity contracts only.

Purchase payments can also be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life of New York, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying your annuity


Your financial advisor will help you prepare and submit your application for CRA (VRA is no longer being sold) and send it along with your initial purchase payment to our Albany office. As the owner, you have all rights and may receive all benefits under the contract. The annuity can be owned in joint tenancy only in spousal situations. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.


When you apply, you can select:

o  the account(s) in which you want to invest;
o  how you want to make purchase payments;
o  an annual purchase payment amount;
o the date you want to start receiving annuity payouts (the retirement date); and
o  a beneficiary.


If your application is complete, we will process it and apply your purchase payment to your account(s) within two business days after we receive it at our Albany office. If your application is accepted, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments to your account(s) at the next close of business after we receive and accept your payments at our Albany office.


The retirement date
Upon processing your application, we will establish the retirement date to the maximum age or date as specified below. You can also select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the retirement date must be:

o no earlier than the 60th day after the contract's effective date; and
o       no later than the annuitant's 85th birthday.

For qualified annuities, to avoid IRS penalty taxes, the retirement date generally must be:


o       on or after the date the annuitant reaches age 59 1/2; and
o for IRAs and SEPs, by April 1 of the year following the year when the annuitant reaches age 70 1/2;

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.


Beneficiary
If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

For the Variable Retirement Annuity

This is a single premium contract. Additional payments cannot be made. This annuity is no longer being sold.

For the Combination Retirement Annuity

If installment payments

$50 monthly; $23.08 biweekly

Installments must total $600 in the first year.*

*If you make no purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

Maximum payment(s)**

Nonqualified:
  first year:  $25,000
  subsequent years:  two times initial gross premium

Qualified: two times initial gross premium (subject to any IRS limits)

**These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

How to make purchase payments

1    By letter

Send your check along with your name and account number to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203

2    By scheduled payment plan

Your financial advisor can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o  a bank authorization.

Charges

Contract administrative charge
This fee is for establishing and maintaining your records. We deduct $20 from each VRA contract or $30 from each CRA contract. This charge is deducted on each anniversary date from the contract value at the end of each contract year.

If you surrender your contract, the charge will be deducted at the time of surrender. The charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable accounts and reflected in the unit values of the accounts. The variable accounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually, the fee totals 1% of the variable accounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life of New York annuitants live. If, as a group, IDS Life of New York annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life of New York annuitants do not live as long as expected, we could profit from the mortality risk fee.


Expense risk arises because the contract administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Surrender charge
If you surrender part or all of your contract, you may be subject to a surrender charge as follows:

Variable Retirement Annuity - A surrender charge applies if you make a surrender in the first seven contract years.

Surrender charge as
    percent of
amount surrendered                       Contract year
-------------------                      -------------
        7%                                     1
        6                                      2
        5                                      3
        4                                      4
        3                                      5
        2                                      6
        1                                      7
        0                                After 7 years

The surrender charge is further limited so it will never exceed 8.5% of aggregate purchase payments made to the contract. After the first contract year, you may surrender 10% of your purchase payment each year without any surrender charge.

Combination Retirement Annuity - A surrender charge applies if you surrender all or part of your annuity's value in the first 11 contract years.

Surrender charge as
    percent of
amount surrendered                       Contract year
-------------------                      -------------
        7%                                    1-5
        6                                      6
        5                                      7
        4                                      8
        3                                      9
        2                                      10
        1                                      11
        0                                After 11 years

The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the contract.

Example of withdrawal charge:
You request a $1,000 partial withdrawal, and the withdrawal charge is 5%:

    $1,000 partial withdrawal = $1,052.63
              .95

Total amount withdrawn............ $1,052.63
                                   x     .05
Total withdrawal charge........... $   52.63

We will not increase the surrender charges during the term of the contract.

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by IDS Life of New York annuities. Fees for these services start at $30 per calendar year per participant. A termination fee for owners under 59 1/2 will be charged (fee waived in case of death or disability).

Possible group reductions: In some cases (for example an employer making the annuity available to employees) lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Valuing your investment

Here is how your accounts are valued:


Fixed account for CRA: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred (including the contract administrative charge).


Variable accounts: Amounts allocated to the variable accounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, a certain number of accumulation units are credited to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or are assessed a contract administrative charge, a certain number of accumulation units are subtracted from your contract.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular account, we divide your investment, by the current accumulation unit value.


Accumulation unit value
The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

Net investment factor
o Determined each business day by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o  dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. You bear this investment risk in a variable account.

Factors that affect variable account accumulation units Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o additional purchase payments allocated to the variable account(s);
o transfers into or out of the variable account(s); o partial surrenders; o surrender charges; and/or o contract administrative charges.

Accumulation unit values may fluctuate due to:

o changes in underlying mutual fund(s) net asset value; o dividends distributed to the variable account(s); o capital gains or losses of underlying mutual funds; o mutual fund operating expenses; and/or o mortality and expense risk fees.

Making the most of your annuity

Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

         Amount      Accumulation    Number of units
Month    invested    unit value      purchased

Jan      $100          $20           5.00
Feb       100           18           5.56
March     100           17           5.88
April     100           15           6.67
May       100           16           6.25
June      100           18           5.56
July      100           17           5.88
Aug       100           19           5.26
Sept      100           21           4.76
Oct       100           20           5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...

(arrow in table pointing to September) and fewer units when the per unit market price is high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Transferring money between accounts
You may transfer money from one account, including CRA's fixed account, to another before the annuity payouts begin. If we receive your request before the close of business, we will process it that day. Requests received after the close of business will be processed the next business day. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Certain restrictions apply to transfers involving CRA's fixed account.

Transfer policies
You may transfer contract values between the variable accounts for VRA or CRA, or from the variable account(s) to the fixed account for CRA at any time.

For the Combination Retirement Annuity


o If you have made a transfer from CRA's fixed account to the variable account(s), you may not make a transfer from variable account back to the fixed account until the contract anniversary.


o You may transfer contract values from the fixed account to the variable account(s) once a year during a 31-day transfer period starting on each contract anniversary, (except for automated transfers, which can be set up for transfer periods of your choosing subject to certain minimums).

o If we receive your transfer request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable account(s) will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable account(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.


o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable accounts. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise.


How to request a transfer or surrender

1    By letter

Send  your  name,   account   number,   Social   Security   Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company of New York
Box 5144
Albany, NY  12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY  12203

Minimum amount
Mail transfers:        $250 or entire account balance
Mail surrenders:       none

Maximum amount
Mail transfers:        None (up to contract value)
Mail surrenders:       None (up to contract value)

2    By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your accounts or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to IDS Life of New York. You must allow 30 days for IDS Life of New York to change any instructions that are currently in place.

o Automated transfers from the fixed to variable account(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Automated transfers or surrenders:  $50

Maximum amount
Automated transfers or surrenders:  None (except for automated transfers from the fixed
                                    account)

Surrendering your contract

As owner, you may surrender all or part of your contract at any time before annuity payouts begin by sending a written request to IDS Life of New York. For total surrenders we will compute the value of your contract at the close of business after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.

Surrender policies
If you have a balance in more than one account and request a partial surrender, we will withdraw money from all your accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a surrender

By regular or express mail:


o       payable to owner;

o       mailed to address of record.

NOTE: You will be charged a fee if you request express mail delivery.

By wire:

o       request that payment be wired to your bank;

o       bank account must be in the same ownership as your contract;

o pre-authorization required. For instructions, contact your financial advisor.

Payment normally will be sent within seven days after receiving your request. However, we may postpone the payment if:
  o the surrender amount includes a purchase payment check that has not cleared;
  o the NYSE is closed, except for normal holiday and weekend closings;
  o     trading on the NYSE is restricted, according to SEC rules;
  o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
  o the SEC permits us to delay payment for the protection of security holders.

TSA special surrender provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right as owner to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if:

        -you have attained age 59 1/2; -you have become disabled as defined in the Code; -you have separated from the service of the employer who purchased the annuity; or -the distribution is made to your beneficiary because of your death.

o If you encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec.
   31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of contract value within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership with us at our Albany office. The change will become binding upon us when we receive and record it. We take no responsibility for the validity of the change.

If you have a nonqualified annuity, you may lose your tax advantages by transferring, assigning or pledging any part of it.
(See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose to any person except IDS Life of New York. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in case of death

If you or the annuitant dies (or, for qualified annuities, if the annuitant dies) before annuity payouts begin, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of: o the contract value; or o purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


Under a qualified annuity, if the annuitant dies before the retirement date, and the spouse is the only beneficiary, the spouse may keep the annuity in force until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:
o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


When paying the beneficiary, we will determine the contract's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the contract value on your retirement date. No surrender charges are deducted under the payout plans listed below.

You also decide whether annuity payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:
o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the account(s) you select. These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.


o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Restrictions for some qualified plans: If you purchased a qualified annuity, you must select a payout plan that provides for payouts:

o  over the life of the annuitant;
o over the joint lives of the annuitant and a designated beneficiary;
o for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin

If you or the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be provided in the annuity payout plan in effect.

Taxes


Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts received after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company to the same owner during a calendar year are to be taxed as a single, unified contract when distributions are taken from any one of such contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally will be includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. For qualified annuities, other penalties may apply if you surrender your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity is not tax-exempt. Any amount received by the beneficiary that represents previously deferred earnings within the contract, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payment(s).


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will continue to be tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:
o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, withholding may be imposed against the taxable income portion of the payout. Any withholding that is done represents a prepayment of your tax due for the year. You take credit for such amounts on the annual tax return that you file.

If the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) withholding is computed using 10% of the taxable portion. Similar to above, as long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA), mandatory 20% income tax withholding generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if: o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o       the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


Transfer of ownership of a nonqualified annuity: If you make such a transfer without receiving adequate consideration, the transfer is considered a gift and also may be considered a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the amount of deferred earnings at the time of the transfer will be taxed to the original owner, who also may be subject to a 10% IRS penalty as discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.


Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualifications: The contract is intended to qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

Voting rights

As a contract owner with investments in the variable account(s) you may vote on important mutual fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o the reserve held in each account for your contract, divided by;

o the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Distribution of the contracts

American Express Financial Advisors Inc., a registered broker/dealer and an affiliate of IDS Life of New York, is the sole distributor of the contract. IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments received on the contracts. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life of New York


The Variable Retirement Annuity and the Combination Retirement Annuity are issued by IDS Life of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life which itself is a wholly-owned subsidiary of American Express Financial Corporation. AEFC is a wholly-owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.


IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York. Our home office is at 20 Madison Avenue Extension, Albany, New York. Our address for mail is P.O. Box 5144, Albany, NY 12205. IDS Life of New York is licensed in New York and North Dakota and we conduct a conventional life insurance business in the state of New York.

American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life of New York offers insurance and annuities.

American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 7,800 financial advisors.

Other subsidiaries provide investment management and related37 services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the contract was purchased and the average annual rate of return on your investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information

Performance information....................... 3
Calculating annuity payouts................... 6
Rating agencies............................... 7
Principal underwriter......................... 8
Independent auditors.......................... 8
Prospectus.................................... 8
Financial statements - IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14 IDS Life Insurance Company of New York

-------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____ IDS Life of New York Variable Retirement and Combination
      Retirement Annuities

_____ IDS Life Retirement Annuity Mutual Funds

Please return this request to:

IDS Life of New York Annuity Service
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY  12205

Your name _______________________________________________________

Address _________________________________________________________

City ______________________  State ______________ Zip ___________

                          STATEMENT OF ADDITIONAL INFORMATION

                                          for

               VARIABLE RETIREMENT AND COMBINATION RETIREMENT ANNUITIES


           IDS LIFE OF NEW YORK  ACCOUNTS  4, 5, 6, 9, 10, 11, 12, 13 and 14


                                      May 1, 1997



IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information, dated May 1, 1997, is not a prospectus. It should be read together with the accounts' prospectus, dated May 1, 1997, which may be obtained from your financial advisor, or by writing or calling IDS Life of New York Annuity Service at the address or telephone number below.




IDS Life of New York Annuity Service
20 Madison Avenue Extension
Albany, NY 12203
(518) 869-8613

                                         TABLE OF CONTENTS

Performance Information.......................................p. 3

Calculating Annuity Payouts...................................p. 6

Rating Agencies...............................................p. 7

Principal Underwriter.........................................p. 8

Independent Auditors..........................................p. 8

Prospectus....................................................p. 8

Financial Statements
     - IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14
     - IDS Life Insurance Company of New York

PERFORMANCE INFORMATION

Calculation of yield for Account 6

IDS Life of New York Account 6, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and compound yield based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual charges, including the annual contract administrative charge and the mortality and expense risk fee.) The net change in the account value is divided by the value of the account at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable account's (account) yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.


The account calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1)365/7 ]  - 1


On Dec. 31, 1996, the account's annualized simple yield was 3.83% and its compound yield was 3.90%.


The rate of return, or yield, on the account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in Account 6 with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of Account 6 to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for accounts investing in income funds

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(a-b + 1)6-1]
                                                   cd

where:    a = dividends and investment income earned during the
              period.
          b = expenses accrued for the period (net of
              reimbursements).
          c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the account is earned from the increase in the net asset value of shares of the fund in which the account invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


On Dec. 31, 1996, the annualized yield for Account 5 was 7.68% for Account 12 2.79% and for Account 13 9.32%.


Calculation of average annual total return

Quotations of average annual total return for an account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the Account), calculated according to the following formula:

                         P(1+T)n = ERV

where:       P = a hypothetical initial payment of $1,000.
             T = average annual total return.
             n = number of years.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The following performance figures are calculated on the basis of historical performance of the funds.


                   Average Annual Total Return For Period Ended:  Dec. 31, 1996

Average Annual Total Return with Surrender

                                                                                   Since
Account investing in:                     1 Year        5 Year       10 Year       Inception
--------------------

IDS Life
  Aggressive Growth Fund (1/92)*          7.96%             -%            -%           10.09%
  Capital Resource Fund (10/81)          -0.21           6.21         12.27                -
  International Equity Fund (1/92)        1.38              -             -             7.33
  Managed Fund (4/86)                     8.72           8.67         11.28                -
  Moneyshare Fund (10/81)                -3.09           1.61          4.44                -
  Special Income Fund (10/81)            -1.20           7.45          7.76                -
  Growth Dimensions Fund (4/96)              -              -             -             3.83
  Global Yield Fund (4/96)                   -              -             -             0.14
  Income Advantage Fund (4/96)               -              -             -            -2.05

Average Annual Total Return without Surrender

                                                                                     Since
Account Investing in:                     1 Year        5 Year       10 Year       Inception
--------------------

IDS Life
  Aggressive Growth Fund (1/92)           14.96%            -%            -%           11.03%
  Capital Resource Fund (10/81)            6.79          7.29         12.27                -
  International Equity Fund (1/92)         8.38             -             -             8.37
  Managed Fund (4/86)                     15.72          9.66         11.28                -
  Moneyshare Fund (10/81)                  3.91          2.89          4.44                -
  Special Income Fund (10/81)              5.80          8.48          7.76                -
  Growth Dimensions Fund (4/96)               -             -             -            10.83
  Global Yield Fund (4/96)                    -             -             -             7.14
  Income Advantage Fund (4/96)                -             -             -             4.95

  * inception dates of the funds are shown in parentheses

Aggregate total return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value) and is computed by the following formula:

                               ERV - P
                                  P

where:       P = a hypothetical initial payment of $1,000.
           ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).


The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a surrender charge.

Total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Performance of the accounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout:  To compute your first monthly payment, we:
o determine the dollar value of your annuity as of the valuation date seven days before the retirement date.

o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your account is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your account is fixed. The value of the units fluctuate with the performance of the underlying mutual fund.

Subsequent Payouts:  To compute later payouts, we multiply:
o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by
o  the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value was originally set at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of: o the net investment factor; and o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

Net Investment Factor:
o Determined each business day by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then o dividing that sum by the previous net asset value per share; and o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then o using an annuity table we apply the value according to the annuity payout plan you select; and

o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life of New York by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the annuity. This information relates only to the fixed account and reflects IDS Life of New York's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency            Rating

A.M. Best                  A+
                       (Superior)

Duff & Phelps             AAA

Moody's                   Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is American Express Financial Advisors Inc. which offers the variable annuities on a continuous basis.


Surrender charges received by IDS Life of New York for 1996, 1995 and 1994, aggregated $551,374, $464,724, and $269,273, respectively. Commissions paid by IDS Life of New York for 1996, 1995 and 1994, aggregated $1,036,511, $681,615, and $1,130,352, respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14, including the statements of net assets as of December 31, 1996, and the related statements of operations for the year then ended, except for IDS Life of New York Accounts 12, 13 and 14 which are for the period April 30, 1996 (commencement of operations) to December 31, 1996 and the related statements of changes in net assets for each of the two years in the period then ended, except for IDS Life of New York Accounts 12, 13 and 14 which are for the period April 30, 1996 (commencement of operations) to December 31, 1996 and the financial statements of IDS Life Insurance Company of New York as of December 31, 1996 and 1995, and for each of the three years in the period ended December 31, 1996, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1997, is hereby incorporated in this Statement of Additional Information by reference.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14


Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 as of December 31, 1996, and the related statements of operations for the year then ended, except for Accounts 12, 13 and 14 which are for the period April 30, 1996 (commencement of operations) to December 31, 1996, and the statements of changes in net assets for each of the two years in the period then ended, except for Accounts 12, 13 and 14 which are for the period April 30, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the affiliated mutual fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 at December 31, 1996, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 21, 1997

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
-------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                  Dec. 31, 1996

                                                                          Segregated Asset Account
                                                -------------------------------------------------------------------------
Assets                                                4             10              11              5             6

-------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
9,296,157 shares at net asset value
of  $23.68 per share  (cost $221,823,927) ...   $220,112,291   $         --     $       --     $       --     $       --
IDS Life International Equity Fund -
8,460,137 shares at net asset value
of  $13.77 per share  (cost $104,618,790) ...             --    116,517,540             --             --             --
IDS Life Aggressive Growth Fund -
8,375,263 shares at net asset value
of  $15.66 per share  (cost $108,479,787) ...             --             --    131,159,892             --             --
IDS Life Special Income Fund -
7,690,600 shares at net asset value
of  $11.90 per share  (cost $87,503,384) ....             --             --             --     91,492,614             --
IDS Life Moneyshare Fund, Inc. -
12,366,654 shares at net asset value
of  $1.00 per share  (cost $12,364,374) .....             --             --             --             --     12,366,659
IDS Life Manged Fund, Inc. -
13,381,220 shares at net asset value
of  $16.77 per share  (cost $185,133,073) ...             --             --             --             --             --
IDS Life Global Yield Fund -
236,119 shares at net asset value
of  $10.49 per share  (cost $2,399,519) .....             --             --             --             --             --
IDS Life Income Advantage Fund -
488,904 shares at net asset value
of  $10.04 per share  (cost $4,830,882) .....             --             --             --             --             --
IDS Life Growth Dimensions Fund -
2,783,508 shares at net asset value
of  $11.11 per share  (cost $29,561,245) ....             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------
                                                 220,112,291    116,517,540    131,159,892     91,492,614     12,366,659
------------------------------------------------------------------------------------------------------------------------
Dividends receivable ........................             --             --             --        575,496         49,582
Accounts receivable from IDS Life of New York
for contract purchase payments ..............         51,509         33,654         25,757          6,414        452,379
Receivable from mutual funds for
share redemptions ...........................        282,812         84,551         83,943         44,198             --
------------------------------------------------------------------------------------------------------------------------
Total assets ................................    220,446,612    116,635,745    131,269,592     92,118,722     12,868,620
------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee ..............        193,324        101,548        113,945         80,388         10,329
Contract terminations .......................        282,812         84,551         83,943         44,198             --
Payable to mutual funds for investments
   purchased ................................         51,509         33,655         25,756        501,522        492,633
------------------------------------------------------------------------------------------------------------------------
Total liabilities ...........................        527,645        219,754        223,644        626,108        502,962
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period ......................    219,568,659    116,414,351    130,982,792     91,167,981     12,263,241
Net assets applicable to contracts in
   payment period ...........................        350,308          1,640         63,156        324,633        102,417
------------------------------------------------------------------------------------------------------------------------
Total net assets ............................   $219,918,967   $116,415,991   $131,045,948   $ 91,492,614   $ 12,365,658
------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding ..............     47,282,795     77,830,409     77,672,683     24,424,365      5,926,901
------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit ......           $4.64          $1.50          $1.69          $3.73          $2.07
------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets (continued)                                                                       Dec. 31, 1996

                                                                 Segregated Asset Account                       Combined
                                               ----------------------------------------------------------       Variable
                                                     9              12             13            14              Account
------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
IDS Life Capital Resource Fund -
9,296,157 shares at net asset value
of  $23.68 per share  (cost $221,823,927) ...   $         --     $       --     $       --     $       --   $220,112,291
IDS Life International Equity Fund -
8,460,137 shares at net asset value
of  $13.77 per share  (cost $104,618,790) ...             --             --             --             --    116,517,540
IDS Life Aggressive Growth Fund -
8,375,263 shares at net asset value
of  $15.66 per share  (cost $108,479,787) ...             --             --             --             --    131,159,892
IDS Life Special Income Fund -
7,690,600 shares at net asset value
of  $11.90 per share  (cost $87,503,384) ....             --             --             --             --     91,492,614
IDS Life Moneyshare Fund, Inc. -
12,366,654 shares at net asset value
of  $1.00 per share  (cost $12,364,374) .....             --             --             --             --     12,366,659
IDS Life Manged Fund, Inc. -
13,381,220 shares at net asset value
of  $16.77 per share  (cost $185,133,073) ...    224,451,184             --             --             --    224,451,184
IDS Life Global Yield Fund -
236,119 shares at net asset value
of  $10.49 per share  (cost $2,399,519) .....             --      2,477,817             --             --      2,477,817
IDS Life Income Advantage Fund -
488,904 shares at net asset value
of  $10.04 per share  (cost $4,830,882) .....             --             --      4,906,891             --      4,906,891
IDS Life Growth Dimensions Fund -
2,783,508 shares at net asset value
of  $11.11 per share  (cost $29,561,245) ....             --             --             --     30,924,903     30,924,903
------------------------------------------------------------------------------------------------------------------------
                                                 224,451,184      2,477,817      4,906,891     30,924,903    834,409,791
------------------------------------------------------------------------------------------------------------------------
Dividends receivable ........................           --            5,376         35,654             --        666,108
Accounts receivable from IDS Life of New York
for contract purchase payments ..............         95,182          8,381         11,055         15,035        699,366
Receivable from mutual funds for
share redemptions ...........................            135             --             --         33,074        528,713
------------------------------------------------------------------------------------------------------------------------
Total assets ................................    224,546,501      2,491,574      4,953,600     30,973,012    836,303,978
------------------------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee ..............        196,435          2,050          4,121         25,400        727,540
Contract terminations .......................            135             --             --         33,074        528,713
Payable to mutual funds for investments
   purchased ................................         95,182         11,707         42,586         15,036      1,269,586
------------------------------------------------------------------------------------------------------------------------
Total liabilities ...........................        291,752         13,757         46,707         73,510      2,525,839
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period ......................    222,678,072      2,474,841      4,906,893     30,822,712    831,279,542
Net assets applicable to contracts in
   payment period ...........................      1,576,677          2,976             --         76,790      2,498,597
------------------------------------------------------------------------------------------------------------------------
Total net assets ............................   $224,254,749   $  2,477,817   $  4,906,893   $ 30,899,502   $833,778,139
---------------------------------------------------------------------------------------------------------
Accumulation units outstanding ..............     75,218,566      2,311,440      4,671,075     27,817,069
---------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit ......           $2.96          $1.07          $1.05          $1.11
---------------------------------------------------------------------------------------------------------

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                  Year ended Dec. 31, 1996

                                                                                     Segregated Asset Account
                                                            ----------------------------------------------------------------------
Investment Income                                                 4              10            11              5             6

----------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds ......................   $ 34,766,577    $ 4,041,729   $ 13,550,738   $  6,849,609    $  548,659
Mortality and expense risk fee .........................      2,198,649      1,061,164      1,169,568        893,306       112,057
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net .........................     32,567,928      2,980,565     12,381,170      5,956,303       436,602
----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net

----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales ....................................     13,175,154        879,002      1,327,697      5,967,130     7,658,767
Cost of investments sold ...............................     11,982,866        795,929      1,028,550      5,767,665     7,657,565
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments .......................      1,192,288         83,073        299,147        199,465         1,202
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments ............................    (19,655,157)     5,168,183      2,596,119       (968,877)         (169)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments .........................    (18,462,869)     5,251,256      2,895,266       (769,412)        1,033
----------------------------------------------------------------------------------------------------------------------------------
Net increase from operations ...........................   $ 14,105,059    $ 8,231,821   $ 15,276,436   $  5,186,891    $  437,635
----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
-------------------------------------------------------------------------------------------------------------------------------
Statements of Operations (continued)                                                                   Year ended Dec. 31, 1996
                                                                    Segregated Asset Account
                                                           -------------------------------------------------------     Combined
Investment Income                                               9              12*         13*            14*          Variable
                                                                                                                        Account
-------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds ......................   $19,241,896   $    32,460   $   133,975   $    65,957    $79,231,600
Mortality and expense risk fee .........................     2,096,584        11,631        15,866        81,681      7,640,506
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net .........................    17,145,312        20,829       118,109       (15,724)    71,591,094
-------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
-------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments
in mutual funds:
Proceeds from sales ....................................     7,861,652       100,199        39,008        23,151     37,031,760
Cost of investments sold ...............................     6,472,998        98,943        38,701        22,402     33,865,619
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments .......................     1,388,654         1,256           307           749      3,166,141
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments ............................    12,125,056        78,298        76,009     1,363,658        783,120
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments .........................    13,513,710        79,554        76,316     1,364,407      3,949,261
-------------------------------------------------------------------------------------------------------------------------------
Net increase from operations ...........................   $30,659,022   $   100,383   $   194,425   $ 1,348,683    $75,540,355
-------------------------------------------------------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.
See accompanying notes to financial statements.


IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                            Segregated Asset Account
                                                 ---------------------------------------------------------------------------------
Operations                                             4                 10              11                5               6

----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ...............   $  32,567,928    $   2,980,565    $  12,381,170    $   5,956,303    $     436,602
Net realized gain on investments .............       1,192,288           83,073          299,147          199,465            1,202
Net change in unrealized appreciation or
depreciation of investments ..................     (19,655,157)       5,168,183        2,596,119         (968,877)            (169)
----------------------------------------------------------------------------------------------------------------------------------
Net increase from operations .................      14,105,059        8,231,821       15,276,436        5,186,891          437,635
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments ..      20,330,907       12,049,591       13,404,656       10,398,139        8,607,758
Net transfers**...............................       1,600,158       12,202,696       15,280,912       (2,184,401)      (6,469,416)
Loan repayments ..............................         202,501          103,529          109,247           54,947           63,917
Annuity payments .............................         (15,604)          (2,155)          (1,422)         (15,209)              --
Contract charges .............................        (202,297)         (93,716)        (100,503)         (71,767)          (7,431)
Contract terminations:
Surrender benefits ...........................     (10,133,424)      (3,283,391)      (3,668,917)      (5,387,735)        (986,101)
Death benefits ...............................      (1,010,404)        (445,933)        (490,164)        (969,384)        (148,200)
----------------------------------------------------------------------------------------------------------------------------------
Increase from contract transactions...........      10,771,837       20,530,621       24,533,809        1,824,590        1,060,527
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year ..............     195,042,071       87,653,549       91,235,703       84,481,133       10,867,496
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ....................   $ 219,918,967    $ 116,415,991    $ 131,045,948    $  91,492,614    $  12,365,658
----------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year .......      44,849,219       63,576,047       62,233,323       23,903,081        5,445,411
Contract purchase payments ...................       4,567,169        8,408,019        8,509,131        2,970,770        4,416,368
Net transfers**...............................         404,594        8,480,752        9,621,711         (594,109)      (3,159,416)
Transfers for policy loans ...................          45,098           71,375           68,531           15,495           31,550
Contract charges .............................         (45,712)         (65,492)         (63,531)         (20,385)          (3,814)
Contract terminations:
Surrender benefits ...........................      (2,293,619)      (2,289,122)      (2,326,635)      (1,565,420)        (731,034)
Death benefits ...............................        (243,954)        (351,170)        (369,847)        (285,067)         (72,164)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year .............      47,282,795       77,830,409       77,672,683       24,424,365        5,926,901
----------------------------------------------------------------------------------------------------------------------------------
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life of New York for conversion from (to)
 Fixed Account.
See accompanying notes to financial statements.


IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)                                                           Year ended Dec. 31, 1996

                                                                Segregated Asset Account
                                                 -----------------------------------------------------------------        Combined
Operations                                               9               12*            13*              14*              Variable
                                                                                                                           Account
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ...............   $  17,145,312    $      20,829   $      118,109    $     (15,724)   $  71,591,094
Net realized gain on investments .............       1,388,654            1,256              307              749        3,166,141
Net change in unrealized appreciation or
depreciation of investments ..................      12,125,056           78,298           76,009        1,363,658          783,120
----------------------------------------------------------------------------------------------------------------------------------
Net increase from operations .................      30,659,022          100,383          194,425        1,348,683       75,540,355
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments ..      14,199,518          729,261        1,221,447        4,412,059       85,353,336
Net transfers**...............................       3,533,766        1,658,796        3,530,908       25,471,387       54,624,806
Loan repayments ..............................         250,240              515              663           11,905          797,464
Annuity payments .............................         (53,767)              --               --           (1,152)         (89,309)
Contract charges .............................        (185,940)            (363)            (773)          (5,767)        (668,557)
Contract terminations:
Surrender benefits ...........................     (10,923,388)         (10,775)         (39,777)        (337,613)     (34,771,121)
Death benefits ...............................      (1,123,893)              --               --               --       (4,187,978)
----------------------------------------------------------------------------------------------------------------------------------
Increase from contract transactions...........       5,696,536        2,377,434        4,712,468       29,550,819      101,058,641
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year ..............     187,899,191               --               --               --      657,179,143
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ....................   $ 224,254,749    $   2,477,817    $   4,906,893    $  30,899,502    $ 833,778,139
----------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year .......      72,999,139             --               --               --
Contract purchase payments ...................       5,336,610          723,874        1,249,285        4,300,482
Net transfers**...............................       1,346,249        1,611,211        3,491,927       23,898,488
Transfers for policy loans ...................          92,249              483              638           10,893
Contract charges .............................         (69,479)            (348)            (762)          (5,376)
Contract terminations:
Surrender benefits ...........................      (4,029,397)         (23,780)         (70,013)        (387,418)
Death benefits ...............................        (456,805)            --               --               --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year .............      75,218,566        2,311,440        4,671,075       27,817,069
-----------------------------------------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes transfer activity from (to) other Accounts and transfers (from) to IDS Life of New York for conversion from (to)
 Fixed Account.
See accompanying notes to financial statements.


IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14
-------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                    Year ended Dec. 31, 1995

                                                        Segregated Asset Account                                       Combined
                      ------------------------------------------------------------------------------------------       Variable
Operations                   4               10            11             5                6             9              Annuity
-------------------------------------------------------------------------------------------------------------------------------
Investment income
(loss) - net.......   $ 18,196,363     $   973,652   $  (193,808)   $ 5,073,198      $  377,541    $  2,853,713    $ 27,280,659
Net realized gain
(loss) on
investments........         87,786         (57,081)       87,529        (72,398)         (2,449)        146,673         190,060
Net change in
unrealized appreciation
or depreciation
of investments.....     19,556,680       6,954,573    18,746,495      8,858,427           2,447      30,533,716      84,652,338
-------------------------------------------------------------------------------------------------------------------------------
Net increase
from operations....     37,840,829       7,871,144    18,640,216     13,859,227         377,539      33,534,102     112,123,057
-------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments..     17,774,286       9,647,212     9,970,694      8,824,370       5,766,036      13,779,392      65,761,990
Net transfers*.....     15,429,827       8,077,120    13,841,579      1,677,378      (1,624,726)      7,758,872      45,160,050
Loan repayments....        119,341          49,312        56,943         43,465           7,715         108,253         385,029
Annuity payments            (7,054)           (904)          (66)        (4,097)             --         (24,947)        (37,068)
Contract charges...       (175,972)        (79,384)      (74,786)       (68,007)         (6,429)       (172,302)       (576,880)
Contract terminations:
Surrender benefits.     (6,815,254)     (2,029,739)   (2,019,720)    (3,336,084)       (842,323)     (5,674,574)    (20,717,694)
Death benefits.....       (568,783)       (274,425)     (139,773)      (421,430)        (41,803)       (876,643)     (2,322,857)
-------------------------------------------------------------------------------------------------------------------------------
Increase from contract
transactions.......     25,756,391      15,389,192    21,634,871      6,715,595       3,258,470      14,898,051      87,652,570
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of year............    131,444,851      64,393,213    50,960,616     63,906,311       7,231,487     139,467,038     457,403,516
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end
of year............   $195,042,071     $87,653,549   $91,235,703    $84,481,133     $10,867,496    $187,899,191    $657,179,143
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
---------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of year..     38,283,499      51,479,988    45,346,878     21,935,625       3,793,729      66,799,845
Contract purchase
payments...........      4,595,175       7,739,246     7,846,624      2,737,871       2,946,331       5,995,376
Net transfers*.....      3,917,622       6,358,941    10,791,998        486,490        (838,659)      3,316,169
Transfers for
policy loans.......         30,100          38,541        44,002         13,690           3,922          46,329
Contract charges...        (45,603)        (62,946)      (57,886)       (21,461)         (3,415)        (74,760)
Contract terminations:
Surrender benefits.     (1,784,376)     (1,746,253)   (1,636,852)    (1,108,257)       (435,104)     (2,679,553)
Death benefits.....       (147,198)       (231,470)     (101,441)      (140,877)        (21,393)       (404,267)
---------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year.........    44,849,219      63,576,047    62,233,323     23,903,081       5,445,411      72,999,139
---------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other Accounts and transfers (from) to IDS
Life of New York for conversion from (to) Fixed Account.
See accompanying notes to financial statements.

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14

Notes to Financial Statements
--------------------------------------------------------------------------------
1.  Organization

IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 were established as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York) under New York law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940. Accounts 4, 5 and 6 were established on Nov. 12, 1981. Account 9 was established on Feb. 12, 1986 and commenced operations on April 30, 1986. Accounts 10 and 11 were established on Oct. 8, 1991 and commenced operations on Jan. 13, 1992. Accounts 12, 13 and 14 were established on April 17, 1996 and commenced operations on April 30, 1996. IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13 and 14 are collectively referred to as "the Accounts."

The assets of each Account are held for the exclusive benefit of the Retirement Annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other Account or by IDS Life of New York. Contract owners allocate their variable purchase payments to one or more of the nine segregated asset accounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life Insurance Company (IDS Life) as the investment vehicles for variable annuity contracts issued by IDS Life of New York and by IDS Life.

Each Fund is registered under the Investment Company Act of 1940 as a diversified, (non-diversified for Global Yield) open-end management investment company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations on Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations on April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. Funds allocated to IDS Life of New York Account 4 are invested in the shares of IDS Life Capital Resource Fund; IDS Life of New York Account 10 invests in the shares of IDS Life International Equity Fund; IDS Life of New York Account 11 invests in the shares of IDS Life Aggressive Growth Fund; IDS Life of New York Account 5 invests in the shares of IDS Life Special Income Fund; IDS Life of New York Account 6 invests in the shares of IDS Life Moneyshare Fund, Inc.; IDS Life of New York Account 9 invests in the shares of IDS Life Managed Fund, Inc.; IDS Life of New York Account 12 invests in the shares of IDS Life Global Yield Fund; IDS Life of New York Account 13 invests in the shares of IDS Life Income Advantage Fund and IDS Life of New York Account 14 invests in the shares of IDS Life Growth Dimension Fund.

IDS Life, parent company of IDS Life of New York, serves as manager, investment adviser and underwriter for the underlying nine mutual funds. American Express Financial Advisors Inc., an affiliated company, is the principal underwriter for the Accounts. IDS Life of New York serves as issuer for the Accounts.

--------------------------------------------------------------------------------
2.  Summary of Significant Accounting Policies

Investments in Mutual Funds
Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective mutual funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested, net of any expenses payable to IDS Life of New York, in additional shares of the mutual funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes
IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any income of the Accounts.

--------------------------------------------------------------------------------
3. Mortality and Expense Risk Fee and Administrative Charges

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in contract expenses and mortality experience of the annuitants and beneficiaries will not affect the Accounts. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the Accounts.

An annual charge of $20 is deducted from the contract value of each Variable Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity Certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life of New York.

A contingent deferred sales charge (surrender charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,

b) Combination Retirement Annuity contract surrenders during the first eleven years,

c) Employee Benefit Annuity Certificate surrenders during the first eleven years, and

c) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments more than six years old.

Charges by IDS Life of New York for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $551,374 in 1996 and $464,724 in 1995. Such charges are not an expense of the Accounts. They are deducted from contract surrender benefits paid by IDS Life of New York.

--------------------------------------------------------------------------------
4.  Investment Transactions

The Accounts' purchases of mutual fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                       Year Ended Dec. 31,
Account   Investment                                  1996            1995
-----------------------------------------------------------------------------
 4      IDS Life Capital Resource Fund........   $ 56,554,274    $ 45,150,464
10      IDS Life International Equity Fund....     24,422,664      19,597,217
11      IDS Life Aggressive Growth Fund.......     38,284,864      22,015,912
 5      IDS Life Special Income Fund..........     13,748,022      15,921,102
 6      IDS Life Moneyshare Fund, Inc.........      9,156,896       9,987,321
 9      IDS Life Managed Fund, Inc............     30,751,777      20,445,428
12      IDS Life Global Yield Fund............      2,498,462*             --
13      IDS Life Income Advantage Fund. ......      4,869,583*             --
14      IDS Life Growth Dimensions Fund.......     29,583,647*             --
-----------------------------------------------------------------------------
                                                 $209,870,189    $133,117,444
*For the period April 30, 1996 to Dec. 31, 1996.

--------------------------------------------------------------------------------
5. Annuity Contracts in Payment Period

Net assets and annuity units relating to contracts in the payment period as of Dec. 31, 1996 were as follows:

            Net assets applicable
                  to contracts in         Annuity units in
Account            payment period           payment period
----------------------------------------------------------
    4             $350,308                       880
   10                1,640                       196
   11               63,156                       167
    5              324,633                       885
    6              102,417                        --
    9            1,576,677                     3,834
   12                2,976                        --
   13                   --                        --
   14               76,790                       224
----------------------------------------------------
                $2,498,597

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS

                                                       Dec. 31,       Dec. 31,
ASSETS                                                   1996           1995
------                                                -----------      ------
                                                              (thousands)

Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $604,635; 1995, $683,147)                       $ 585,812       $ 642,580
Available for sale, at fair value (Fair value:
1996, $590,608; 1995, $577,068)                         601,623         601,298
Mortgage loans on real estate                           160,017         158,730
          Policy loans                                   20,077          18,035
Other investments                                         1,374           1,915
                                                    -----------          ------

Total investments                                     1,368,903       1,422,558

Accrued investment income                                21,068          22,572
Deferred policy acquisition costs                       119,183         109,800
Other assets                                              3,950           2,108
Separate account assets                                 950,018         724,212
                                                       --------       ---------

Total assets                                         $2,463,122      $2,281,250
                                                       ========        ========

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                           BALANCE SHEETS (continued)


                                                       Dec. 31,       Dec. 31,
LIABILITIES AND STOCKHOLDER'S EQUITY                     1996           1995
------------------------------------                  ----------     ---------
                                                             (thousands)

Liabilities:
Future policy benefits:
Fixed annuities                                      $1,054,954     $1,109,167
Universal life-type insurance                           142,278        136,475
Traditional life, disability income
and long-term care insurance                             45,338         42,477

Policy claims and other policyholders' funds              3,155          3,644
Deferred income taxes                                     9,046         15,663
Amounts due to brokers                                    3,007         10,000
Other liabilities                                        25,463         21,029
Separate account liabilities                            950,018        724,212
                                                      ---------      ---------

Total liabilities                                     2,233,259      2,062,667

Stockholder's equity:
Capital stock, $10 par value per share;
200,000 shares authorized, issued and outstanding         2,000          2,000
Additional paid-in capital                               49,000         49,000
Net unrealized gain on investments                        6,943         15,341
Retained earnings                                       171,920        152,242
                                                      ---------    -----------

Total stockholder's equity                              229,863        218,583
                                                       --------    -----------

Total liabilities and stockholder's equity           $2,463,122     $2,281,250
                                                       ========       ========

Commitments and contingencies (Note 7)

See accompanying notes.

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME


                                                      Years ended Dec.31,
                                                 1996         1995         1994
                                               ---------     -------    -------
                                                           (thousands)
Revenues:
Traditional life, disability income
and long-term care insurance
premiums                                       $ 10,931    $  9,280     $ 7,846
Policyholder and contractholder charges          15,832      13,216      11,607
Mortality and expense risk fees                   8,574       6,213       4,562
Net investment income                           109,468     110,924     108,143
Net realized gain (loss) on investments          (1,424)      1,548         957
                                                 ------      ------     -------

Total revenues                                  143,381     141,181     133,115
                                               --------    --------     -------

Benefits and expenses:
Death and other benefits:
Traditional life, disability income
and long-term care insurance                      4,182       3,354       6,016
Universal life-type insurance
and investment contracts                          4,409       4,548       3,773

Increase in liabilities for future
policy benefits for traditional life,
disability income and
long-term care insurance                          2,324       1,958         506
Interest credited on universal life-type
insurance and investment contracts               65,099      68,630      65,018
Amortization of deferred policy
acquisition costs                                16,071      13,085      12,994
Other insurance and operating expenses            8,972       7,474       8,359
                                               --------     -------      ------

Total benefits and expenses                     101,057      99,049      96,666
                                                -------     -------     -------

Income before income taxes                       42,324      42,132      36,449

Income taxes                                     14,640      14,745      12,794
                                                -------     -------     -------

Net income                                     $ 27,684    $ 27,387    $ 23,655
                                                 ======      ======      ======


See accompanying notes.


                                      IDS LIFE INSURANCE COMPANY OF NEW YORK
                                             STATEMENTS OF CASH FLOWS

                                                                                       Years ended Dec. 31,
                                                                             1996               1995               1994
                                                                          ---------          ---------           ------
                                                                                            (thousands)

Cash flows from operating activities:
Net income                                                                 $27,684            $27,387            $23,655
Adjustments to reconcile net income to net
cash provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                                                         (2,473)            (2,093)            (1,365)
Policy loan repayment, excluding universal
life-type insurance                                                          1,571                881                849
Change in accrued investment income                                          1,504             (1,055)              (175)
Change in deferred policy acquisition
costs, net                                                                  (9,087)           (11,017)           (11,522)
Change in liabilities for future policy
benefits for traditional life, disability income
and long-term care insurance                                                 2,861              1,931                501
Change in policy claims and other
policyholders' funds                                                          (489)               427                870
Change in deferred income taxes                                             (2,095)            (1,301)            (4,321)
Change in other liabilities                                                  4,434              2,429             (1,711)
(Accretion of discount)
amortization of premium, net                                                  (652)              (480)             2,464
Net realized (gain) loss on investments                                      1,424             (1,548)              (957)
Policyholder and contractholder
charges, non-cash                                                           (7,831)            (6,962)            (6,000)
Other, net                                                                  (1,781)              (508)               689
                                                                          ---------              -----            ------

Net cash provided by operating
activities                                                                 $15,070            $ 8,091             $2,977
                                                                           -------            -------             ------





                                      IDS LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF CASH FLOWS (continued)

                                                                                        Years ended Dec. 31,
                                                                             1996               1995               1994
                                                                            -------            -------            -----
                                                                                             (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                                             $         --          $ (37,540)         $ (36,560)
Maturities, sinking fund payments and calls                                 39,082             34,216             78,757
Sales                                                                       14,465             28,905              2,649
Fixed maturities available for sale:
Purchases                                                                  (97,370)          (133,503)          (117,965)
Maturities, sinking fund payments and calls                                 71,939             44,234             70,316
Sales                                                                       15,669              8,839             14,533
Other investments, excluding policy loans:
Purchases                                                                  (14,802)            (1,939)           (47,353)
Sales                                                                       12,659              5,993              2,975
Change in amounts due to brokers                                            (6,993)            10,000             (4,952)
                                                                            -------           -------            -------

Net cash provided by (used in)
investing activities                                                        34,649            (40,795)           (37,600)
                                                                         ---------           --------          ---------

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                                    131,011            159,431            188,469
Surrenders and death benefits                                             (236,689)          (190,695)          (212,171)
Interest credited to account balances                                       65,099             68,630             65,018
Universal life-type insurance policy loans:
Issuance                                                                    (4,490)            (4,870)            (3,907)
Repayment                                                                    3,350              2,946              2,476
Cash dividend to parent                                                     (8,000)            (8,000)                --
                                                                            ------             -------               ---

Net cash (used in) provided by financing
activities                                                                 (49,719)            27,442             39,885
                                                                          --------            -------            -------


Net (decrease) increase in cash and cash
equivalents                                                                     --             (5,262)             5,262

Cash and cash equivalents at
beginning of year                                                               --              5,262                 --
                                                                          --------             ------            -------

Cash and cash equivalents at
end of year                                                             $       --        $        --         $    5,262
                                                                         =========            =======            =======

See accompanying notes.


                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.       Summary of significant accounting policies

         Nature of business

         IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

         Basis of presentation

         The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation, which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

         Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

         Realized investment gain or loss is determined on an identified cost basis.

         Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

         Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

         Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

         The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

         The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as a reduction of investment income when realized. The amortized cost of interest rate caps is included in other investments.

         Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

         When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

         Statements of cash flows

         The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

         Supplementary information to the statements of cash flows is summarized as follows:

                                           1996            1995           1994
                                         --------        --------       ------
         Cash paid during the year for:
           Income taxes                  $15,247         $15,026        $17,386
           Interest on borrowings            777             742            147

         Recognition of profits on annuity contracts and insurance policies

         Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

         The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

         Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

         Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees from the variable annuity and variable life insurance separate accounts and underlying funds.

         Deferred policy acquisition costs

         The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

         Liabilities for future policy benefits

         Liabilities for universal life-type insurance, single premium deferred annuities and installment annuities are accumulation values.

         Liabilities for fixed annuities in a benefit status are based on the Progressive Annuity Table with interest at 5 percent, the 1971 Individual Annuity Table with interest at 7 percent or 8.25 percent, or the 1983a Table with various interest rates ranging from 5.5 percent to
         9.5 percent, depending on year of issue.

         Liabilities for future benefits on traditional life insurance are based on the net level premium method and anticipated rates of mortality, policy persistency and interest earnings. Anticipated mortality rates generally approximate the 1955-1960 Select and Ultimate Basic Table for policies issued prior to 1980, the 1965-1970 Select and Ultimate Basic Table for policies issued from 1981-1984 and the 1975-1980 Select and Ultimate Basic Table for policies issued after 1984. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates are 4% for policies issued before 1974, 5.25% for policies issued from 1974-1980, and range from 10% to 6% depending on policy form, issue year and policy duration for policies issued after 1980.

         Liabilities for future disability income policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1964 Commissioners Disability Table for policies issued before 1996 and the 1985 CIDA table for policies issued in 1996. Anticipated mortality rates are based on the 1958 Commissioners Standard Ordinary Table for policies issued before 1996 and the 1975-1980 Basic Table for policies issued in 1996. Anticipated policy persistency rates vary by policy form, occupation class, issue age and policy duration. Anticipated interest rates are 3% for policies issued before 1996 and grade from 7.5% to 5% over five years for policies issued in 1996. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1964 Commissioners Disability Table for claims incurred before 1993 and the 1985 CIDA Table for claims incurred after 1992. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% for claims incurred in 1992 and 6% for claims incurred after 1992.

         Liabilities for future long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1985 National Nursing Home Survey. Anticipated mortality rates are based on the 1983a Table. Anticipated policy persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates are 9.5% grading to 7% over 10 years for policies issued from 1989-1992 and 7.75% grading to 7% over 4 years for policies issued after 1992. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1985 National Nursing Home Survey. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% claims incurred in 1992 and 6% for claims incurred after 1992.

         Reinsurance

         The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis.

         Federal income taxes

         The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation to reimburse subsidiaries for all tax benefits.

         Included in other liabilities at Dec. 31, 1996 and 1995 are $5,161 and $3,971, respectively, payable to IDS Life for federal income taxes.

         Separate account business

         The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

         The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

         Accounting changes

         The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition.

         Reclassification

         Certain 1995 and 1994 amounts have been reclassified to conform to the 1996 presentation.

2.       Investments

         Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

         Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                                   1996          1995            1994
                                  ------        ------          -----

         Fixed maturities        $  (572)       $1,997           $948
         Mortgage loans             (855)         (487)             -
         Other investments             3            38              9
                              ----------         -----             --
                                 $(1,424)       $1,548           $957
                                 ========       ======           ====

         Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                             1996         1995            1994
                                          ----------    ---------       --------
         Fixed maturities:
           Held to maturity                $(21,744)     $73,970       $(84,244)
           Available for sale               (13,215)      43,726        (38,226)

         The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1996 are as follows:


                                                                          Gross           Gross
                                                     Amortized         Unrealized      Unrealized        Fair
         Held to maturity                              Cost               Gains           Losses         Value
         U.S. Government agency obligations         $    4,498         $     144       $      --     $    4,642
         Corporate bonds and obligations               523,807            23,060           2,964        543,903
         Mortgage-backed securities                     57,507               409           1,826         56,090
                                                     ---------         ---------          ------      ---------
                                                      $585,812           $23,613          $4,790       $604,635
                                                      ========           =======          ======       ========

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized        Fair
         Available for sale                             Cost              Gains           Losses         Value

         State and municipal obligations           $       105        $       10        $     --    $       115
         Corporate bonds and obligations               260,966             8,857           1,181        268,642
         Mortgage-backed securities                    329,537             5,788           2,459        332,866
                                                      --------          --------          ------       --------
                                                      $590,608           $14,655          $3,640       $601,623
                                                      ========           =======          ======       ========

         The change in net unrealized loss on available for sale securities included as a separate component of stockholder's equity was $8,398 in 1996.

         The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized      Fair
         Held to maturity                                Cost             Gains           Losses         Value
         U.S. Government agency obligations          $   5,003         $     199        $     --     $    5,202
         State and municipal obligations                   150                --               2            148
         Corporate bonds and obligations               578,253            41,939           2,027        618,165
         Mortgage-backed securities                     59,174               846             388         59,632
                                                     ---------         ---------         -------      ---------
                                                      $642,580           $42,984          $2,417       $683,147
                                                      ========           =======          ======       ========

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized      Fair
         Available for sale                              Cost             Gains           Losses         Value

         State and municipal obligations            $      105         $      10        $     --     $      115
         Corporate bonds and obligations               248,973            17,470             497        265,946
         Mortgage-backed securities                    327,990             9,157           1,910        335,237
                                                      --------          --------          ------       --------
         Total fixed maturities                        577,068            26,637           2,407        601,298
         Equity securities                                  10                --              --             10
                                                   -----------           -------       ---------    -----------
                                                      $577,078           $26,637          $2,407       $601,308
                                                      ========           =======          ======       ========

         The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity was $27,710 in 1995.

         The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          Amortized             Fair
         Held to maturity                     Cost              Value

         Due in one year or less           $ 11,777           $ 11,912
         Due from one to five years         125,637            132,169
         Due from five to ten years         321,472            333,245
         Due in more than ten years          69,419             71,219
         Mortgage-backed securities          57,507             56,090
                                          ---------          ---------
                                           $585,812           $604,635
                                           ========           ========

                                          Amortized              Fair
         Available for sale                   Cost              Value

         Due in one year or less           $ 39,155           $ 39,695
         Due from one to five years          55,313             58,288
         Due from five to ten years         127,642            130,246
         Due in more than ten years          38,961             40,528
         Mortgage-backed securities         329,537            332,866
                                           --------           --------
                                           $590,608           $601,623
                                           ========           ========

         During the years ended Dec. 31, 1996, 1995 and 1994, fixed maturities classified as held to maturity were sold with amortized cost of $14,507, $27,971 and $2,735, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

         As a result of adopting the FASB Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company reclassified securities with a book value of $15,607 and net unrealized gains of $144 from held to maturity to available for sale in December 1995.

         In addition, fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $8,839 and gross realized gains and losses of $nil and $74, respectively. Fixed maturities available for sale were sold during 1994 with proceeds of $14,533 and gross realized gains and losses of $181 and $308, respectively.

         At Dec. 31, 1996, bonds carried at $261 were on deposit with the state of New York as required by law.

         Net investment income for the years ended Dec. 31 is summarized as follows:

                                               1996        1995          1994
                                            ----------  ---------      -------
         Interest on fixed maturities        $ 95,574    $ 97,092     $ 93,800
         Interest on mortgage loans            14,171      13,888       13,226
         Other investment income                1,293       1,291        1,219
         Interest on cash equivalents              67         186          363
                                          -----------        ----       ------
                                              111,105     112,457      108,608
         Less investment expenses               1,637       1,533          465
                                           ----------      ------      -------
                                             $109,468    $110,924     $108,143
                                             ========    ========     ========

         At Dec. 31, 1996, investments in fixed maturities comprised 87 percent of the Company's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $130 million which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

                Rating                       1996                1995
         ----------------------             -------            --------
         Aaa/AAA                         $  396,097           $ 391,321
         Aa/AA                               13,996              17,572
         Aa/A                                10,197               9,950
         A/A                                196,542             209,483
         A/BBB                               62,488              61,912
         Baa/BBB                            336,706             357,445
         Baa/BB                              51,639              46,029
         Below investment grade             108,755             125,936
                                        -----------            --------
                                         $1,176,420          $1,219,648
                                         ==========          ==========

         At Dec. 31, 1996, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 1 percent of the Company's total investments in fixed maturities.

         At Dec. 31, 1996, approximately 11.6 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region and by type of real estate are as follows:

                                          Dec. 31, 1996               Dec. 31, 1995
                                   ------------------------   ----------------------------
                                   On Balance   Commitments   On Balance       Commitments
            Region                     Sheet    to Purchase      Sheet         to Purchase
         --------------               ------    -----------   ---------        -----------
         West North Central         $ 23,191        $1,342     $ 23,705      $      --
         East North Central           33,430         1,708       34,207             --
         South Atlantic               35,501            --       38,802          2,033
         Middle Atlantic              22,889            --       23,502             --
         Pacific                      12,986            --       13,150             --
         Mountain                     15,425            --       14,937          5,084
         New England                   8,805            --        8,982             --
         East South Central            8,825            --        1,613          7,407
         West South Central              265            --          277             --
                                   ---------    ----------         ----        -------
                                     161,317         3,050      159,175         14,524
         Less allowance for losses     1,300            --          445             --
                                      ------           ---         ----        -------
                                    $160,017        $3,050     $158,730        $14,524
                                    ========        ======     ========        =======

                                         Dec. 31, 1996             Dec. 31, 1995
                                     ---------------------   --------------------------
                                    On Balance   Commitments   On Balance      Commitments
              Property type           Sheet     to Purchase       Sheet        to Purchase
         -------------------------  --------    -----------      -------       -----------
         Apartments                 $ 70,292       $ 1,708    $  64,136         $7,988
         Department/retail stores     48,476         1,342       55,308             --
         Office buildings             18,684            --       12,367          6,536
         Industrial buildings         11,956            --       13,255             --
         Nursing/retirement            6,477            --        6,565             --
         Medical buildings             5,167            --        5,255             --
         Other                            --            --        2,012             --
         Hotels/motels                   265            --          277             --
                                      ------          ----          ---        -------
                                     161,317         3,050      159,175         14,524
         Less allowance for losses     1,300            --          445             --
                                       -----         -----         ----        -------
                                    $160,017       $ 3,050     $158,730        $14,524
                                    ========       =======     ========        =======

         Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

         At Dec. 31, 1996 and 1995, the Company's recorded investment in impaired loans was $1,327 and $2,052 with a reserve of $1,300 and $445, respectively. During 1996 and 1995, the average recorded investment in impaired loans was $1,628 and $3,003, respectively.

         The Company recognized $152 and $204 of interest income related to impaired loans for the year ended Dec. 31, 1996 and 1995, respectively.

         The following table presents changes in the reserve for investment losses related to all loans:

                                                1996               1995
                                               ------             -----
         Balance, Jan. 1                      $   445              $445
         Provision for investment losses          855                --
                                               ------              ----
         Balance, Dec. 31                      $1,300              $445
                                               ======              ====

3.       Income taxes

         The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

         Income tax expense consists of the following:

                                       1996            1995           1994
                                      ------          ------         ------
         Federal income taxes:
         Current                     $15,735         $15,146        $16,419
         Deferred                     (2,095)         (1,301)        (4,320)
                                     -------          ------        -------
                                      13,640          13,845         12,099
         State income taxes-current    1,000             900            695
                                       -----          ------          -----
         Income tax expense          $14,640         $14,745        $12,794
                                     =======         =======        =======

         Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                     1996                    1995                       1994
                                            --------------------    ---------------------      --------------------
                                            Provision       Rate    Provision        Rate      Provision       Rate
         Federal income taxes based
         on the statutory rate             $14,813       35.0%     $14,746        35.0%       $12,757      35.0%
         Increases (decreases) are
           attributable to:
             Tax-excluded interest
               and dividend income              (458)      (1.1)        (464)       (1.1)          (554)     (1.5)
             Other, net                         (716)      (1.7)        (437)       (1.0)          (104)     (0.3)
                                                ----       ----         ----        ----          -----      ----
         Federal income taxes                $13,639       32.2%     $13,845        32.9%       $12,099      33.2%
                                             =======       ====      =======        ====        =======      ====

         A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At Dec. 31, 1996, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

         Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:
                                                      1996                1995
                                                    --------             ------
         Deferred tax assets:
         Policy reserves                            $28,809             $26,237
         Other                                        4,018               2,791
                                                    -------               -----
              Total deferred tax assets              32,827              29,028
                                                     ------              ------


         Deferred tax liabilities:
         Deferred policy acquisition costs           35,302              33,001
         Investments                                  6,571              11,690
                                                     ------              ------
              Total deferred tax
                liabilities                          41,873              44,691
                                                     ------             -------
              Net deferred tax liabilities          $(9,046)           $(15,663)
                                                    =======            ========

         The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.       Stockholder's equity

         Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. Statutory unassigned surplus aggregated $94,007 as of Dec. 31, 1996 and $85,964 as of Dec. 31, 1995 (see Note 3 with respect to the income tax effect of certain distributions).

         Dividends paid to parent were $8,000 in 1996, $8,000 in 1995 and $nil in 1994.

5.       Retirement plan and services

         Until July 1, 1995, the Company participated in the IDS Retirement Plan of American Express Financial Corporation which covered all permanent employees age 21 and over who had met certain employment requirements. Effective July 1, 1995, the IDS Retirement Plan was merged with American Express Company's American Express Retirement Plan, which simultaneously was amended to include a cash balance formula and a lump sum distribution option. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $34, $33 and $33 in 1996, 1995 and 1994, respectively.

         The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1996, 1995 and 1994, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,474, $1,392 and $1,372, respectively. Such costs are included in deferred policy acquisition costs.

         The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1996, 1995 and 1994 were $248, $231 and $251, respectively.

         The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

6.       Incentive plan and operating expenses

         The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1996, 1995 and 1994 were $1,424, $1,720 and $1,287, respectively.
         Such costs are included in deferred policy acquisition costs.

         Charges by IDS Life and American Express Financial Corporation for the use of joint facilities, marketing services and other services aggregated $12,389, $12,122 and $9,314 for 1996, 1995 and 1994,
         respectively. Certain of the costs assessed to the Company are included in deferred policy acquisition costs.

7.       Commitments and contingencies

         At Dec. 31, 1996 and 1995, traditional life insurance and universal life-type insurance in force aggregated $4,053,561 and $3,502,851, respectively, of which $203,963 and $163,462 were reinsured at the respective year ends.

         In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $98, $85 and $76 for the years ended Dec. 31, 1996, 1995 and 1994, respectively. Claim recoveries under the terms of this reinsurance agreement were $861, $1,426 and $nil in 1996, 1995 and 1994, respectively.

         Premiums ceded to reinsurers other than IDS Life amounted to $747, $667 and $735 for the years ended Dec. 31, 1996, 1995 and 1994, respectively. Reinsurance recovered from reinsurers other than IDS Life amounted to $66, $576 and ($107) for the years ended Dec. 31, 1996, 1995 and 1994.

         Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

         The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $345,943 and $392,106 at Dec. 31, 1996 and 1995,
         respectively. The accompanying statement of income includes premiums of $nil for the years ended Dec. 31, 1996, 1995 and 1994, and decrease in liabilities for future policy benefits of $2,010, 2,039 and $2,538 related to this agreement for the years ended Dec. 31, 1996, 1995 and 1994, respectively.

8.       Lines of credit

         The Company has available lines of credit with two banks and American Express Financial Corporation (AEFC) aggregating $55,000 of which $25,000 is with AEFC. The lines of credit are at 40 to 80 basis points over each lender's cost of funds. The $10,000 line of credit with one bank expired on Dec. 31, 1996 and the Company did not seek renewal. The $20,000 line of credit with the other bank expires on June 30, 1997 and the Company expects to seek renewal. Outstanding borrowings under these agreements were $nil at Dec. 31, 1996 and 1995.

9.       Derivative financial instruments

         The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

         Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

         Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

         Credit   exposure   related  to  interest  rate  caps  is  measured  by
         replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

         The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

         The Company's holdings of derivative financial instruments are as follows:

                               Notional   Carrying   Fair     Total Credit
         Dec. 31, 1996           Amount    Value     Value       Exposure
         -------------           ------   -------    -----      ---------
         Assets:
         Interest rate caps    $250,000    $1,374     $832        $832
                               ========    ======     ====        ====


         Dec. 31, 1995
         Assets:
         Interest rate caps    $300,000    $1,905     $745        $745
                               ========    ======     ====        ====

         The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire on various dates from 1997 to 2000.

         Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

10.      Fair values of financial instruments

         The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value the field force, are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.


                                                               1996                             1995
                                                              -------                         ------
                                                        Carrying        Fair           Carrying        Fair
         Financial Assets                                 Value         Value              Value        Value
         Investments:
         Fixed maturities (Note 2):
         Held to maturity                              $ 585,812     $ 604,635           $ 642,580   $ 683,147
         Available for sale                              601,623       601,623             601,298     601,298
         Mortgage loans on real estate (Note 2)          160,017       164,444             158,730     168,194
         Other:
         Equity securities (Note 2)                           --            --                  10          10
         Derivative financial instruments (Note 9)         1,374           832               1,905         745
         Separate accounts assets (Note 1)               950,019       950,019             724,212     724,212

         Financial Liabilities
         Future policy benefits for
           fixed annuities                               979,030       946,359           1,038,431   1,005,004
         Separate account liabilities                    880,160       838,492             678,263     645,389

         At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $72,252 and $67,843, respectively, and policy loans of $3,672 and $2,893, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

         At Dec. 31, 1996 and 1995, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $69,859 and $45,949, respectively.

11.      Statutory insurance accounting practices

         Reconciliations of net income for 1996, 1995 and 1994 and stockholder's equity at Dec. 31, 1996 and 1995, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:
                                                    1996       1995       1994
                                                 --------   --------   -------
         Net income, per accompanying
            financial statements                  $27,684    $27,387    $23,655
         Deferred policy acquisition costs         (9,087)   (11,017)   (11,522)
         Adjustments of future policy
            benefit liabilities                    (9,683)   (10,655)    13,741
         Deferred federal income taxes             (2,095)    (1,301)    (4,321)
         Provision for losses on investments          877         --     (1,652)
         IMR gain/loss transfer and amortization    1,010       (331)       (54)
         Adjustment to separate account reserves    8,863     20,769        142
         Other, net                                   116        948        144
                                                  -------   --------   --------
         Net income, on basis of
         statutory accounting practices           $17,685    $25,800    $20,133
                                                  =======    =======    =======

                                                             1996         1995
                                                           --------     -------
         Stockholder's equity, per accompanying
           financial statements                            $229,863    $218,583
         Deferred policy acquisition costs                 (119,183)   (109,800)
         Adjustments of future policy benefit liabilities    13,458      23,172
         Deferred federal income taxes                        9,046      15,663
         Securities valuation reserve                       (19,446)    (18,029)
         Adjustments of separate account liabilities         43,189      34,326
         Net unrealized loss on investments                 (11,016)    (24,231)
         Premiums due, deferred and advance                   1,149         925
         Deferred revenue liability                           1,342         794
         Allowance for losses                                 1,349         445
         Non-admitted assets                                   (634)       (578)
         Interest maintenance reserve                        (1,432)     (2,442)
         Other, net                                            (281)        347
                                                           --------      ------
         Stockholder's equity, on basis of statutory
           accounting practices                            $147,404    $139,175
                                                           ========    ========

Report of Independent Auditors


The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and 1995, and the related statements of income and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.


Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PART C.

Item 24.  Financial Statements and Exhibits

(a)     Financial Statements included in Part B of this Registration
        Statement.

        IDS Life of New York Accounts 4, 10, 11, 5, 6, 9, 12, 13, and 14:

               Statements of Net Assets at Dec. 31, 1996.
               Statements of Operations for the year ended Dec. 31, 1996.
               Statements of Changes in Net Assets for the years ended Dec. 31, 1996 and Dec. 31, 1995.
               Notes to Financial Statements.
               Report of Independent Auditors dated March 21, 1997.

        IDS Life Insurance Company of New York:

               Balance Sheets at Dec. 31, 1996 and 1995; Statements of Income for the years ended Dec. 31, 1996, 1995, and 1994; Statements of Cash Flows for the years ended Dec. 31, 1996, 1995, and 1994; Notes to Financial Statements. Report of Independent Auditors dated February 7, 1997.

Financial Statement Schedules I, III, IV and V as required by Regulation S-X:

        Schedule I    - Summary of Investments Other than Investments
                     in Related Parties
        Schedule III - Supplementary Insurance Information Schedule IV - Reinsurance Schedule V - Valuation and Qualifying Accounts Report of Independent Auditors dated February 7, 1997.

        All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore have been omitted.

(b)     Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated Nov. 12, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1988, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 20 to
        Registration Statement No. 2-73114, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996 filed electronically as
        Exhibit 1.4 to Post Effective Amendment No. 23 to Registration Statement No. 2-78194 is incorporated herein by reference.

2.      Not applicable.

3.      Form of Variable Annuity and Life Insurance Distribution
        Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

4.1     Copy of form of Qualified Deferred Annuity Contract (form
        39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

4.3     Copy of form of Deferred Annuity Contract (IRA) (form 39192
        IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

5.1 Application form for the Contracts filed as Exhibit 10 to the IDS Life of New York Accounts 4, 5 and 6 Registration Statement 2-78194, is incorporated herein by reference.

5.2 Copy of Form of Application for IDS Life of New York Annuity Contract, filed electronically as Exhibit 5.2 to Post-
        Effective Amendment No. 20 to Registration Statement No. 2-73114, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective
        Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

6.2 By-Laws of IDS Life of New York dated May, 1992, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 21 to Registration Statement No. 2-78194, is incorporated herein by reference.

7.      Not applicable.

8.      Not applicable.

9. Opinion of counsel as to the legality of the securities being registered and consent to its use was filed with Registrant's 24f-2 Notice on or about Feb. 19, 1997.

10. Consent of Independent Auditors is filed electronically herewith.

11.     Financial Statement Schedules and Report of Independent
        Auditors, filed electronically herewith.

12.     Not applicable.

13. Schedule for computation of each performance quotation is filed electronically as Exhibit 13 to Post-Effective Amendment No. 23 to Registration Statement No. 2-78194 is incorporated herein by reference.

14.     Financial Data Schedules, filed electronically herewith.

15.     Power of Attorney to sign Amendments to this Registration
        Statement, dated March 26, 1997, filed electronically herewith.

Item 25.       Directors and Officers of the Depositor (IDS Life
               Insurance Company of New York)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Mario Alaia              20 Madison Avenue Extension    Claims Officer and
                         Albany, NY                       Assistant Secretary

Darrell C. Beckstrom     IDS Tower 10                   Underwriting Officer
                         Minneapolis, MN  55440

John C. Boeder           20 Madison Avenue Extension    Director
                         Albany, NY

Eugene C. Chen           20 Madison Avenue Extension    Chief Actuary
                         Albany, NY

Roger C. Corea           20 Madison Avenue Extension    Director
                         Albany, NY

Charles A. Cuccinello    20 Madison Avenue Extension    Director
                         Albany, NY

Darlene S. Farron        20 Madison Avenue Extension    Treasurer
                         Albany, NY

Milton R. Fenster        20 Madison Avenue Extension    Director
                         Albany, NY

Donna M. Gaglione        20 Madison Avenue Extension    Secretary
                         Albany, NY

Margaret M. Grogan, M.D. Bethlehem Terrace Apts.        Medical Director
                         Slingerland, NY

Lorraine R. Hart         IDS Tower 10                   Investment Officer
                         Minneapolis, MN  55440

Robert A. Hatton         IDS Tower 10                   Director, Vice
                         Minneapolis, MN  55440          President and Chief
                                                         Operating Officer

Richard W. Kling         IDS Tower 10                   Director, Chairman of
                         Minneapolis, MN  55440          the Board and President

Edward Landes            IDS Tower 10                   Director
                         Minneapolis, MN  55440

Thomas V. Nicolosi       Suite 220                      Director
                         500 Mamaroneck Avenue
                         Harrison, NY  10528

Stephen P. Norman        World Financial Center         Director
                         New York, NY

Kevin E. Palmer          IDS Tower 10                   Reinsurance Actuary
                         Minneapolis, MN  55440

Louise M. Parent         World Financial Center         Director
                         New York, NY

Carl N. Platou           IDS Tower 10                   Director
                         Minneapolis, MN  55440

Gordon H. Ritz           404 WCCO Radio Bldg.           Director
                         Minneapolis, MN

F. Dale Simmons          IDS Tower 10                   Vice President and
                         Minneapolis, MN  55440           Assistant Treasurer

Richard M. Starr         20 Madison Avenue Extension    Director
                         Albany, NY

William A. Stoltzmann    IDS Tower 10                   Counsel and Assistant
                         Minneapolis, MN  55440           Secretary

Michael R. Woodward      20 Madison Avenue Extension    Director
                         Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company of New York is a wholly owned subsidiary of IDS Life Insurance Company which is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company
                  (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi
    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation
------------------                                ----------------
    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada

Item 27.       Number of Contractowners

               On January 31, 1997, there were 1,295 contract owners of qualified Combination Retirement Annuity contracts. There were no owners of non-qualified contracts.

               There were 27 owners of qualified Variable Retirement Annuity contracts. There were 244 owners of non-qualified contracts.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify any person made, or threatened to be made, a party to an action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

               The foregoing right of indemnification shall not be exclusive of any other right to which any such person may be entitled. Neither the adoption of this provision nor any modification or repeal hereof, or of any provision of any applicable law shall, unless otherwise required by law, enlarge or diminish any right of indemnification of a director or officer as it existed at the time of accrual of the alleged cause of action asserted in the threatened or pending action, suit or proceeding in which the expenses were incurred or other amount was paid.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax- Exempt Fund, Inc.; IDS International Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:

                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Ronald G. Abrahamson     Vice President-              None
IDS Tower 10             Service Quality and
Minneapolis, MN 55440    Reengineering

Douglas A. Alger         Vice President-Field         None
IDS Tower 10             Compensation and
Minneapolis, MN 55440    Administration

Peter J. Anderson        Senior Vice President-       Vice
IDS Tower 10             Investments                  President
Minneapolis, MN 55440

Ward D. Armstrong        Vice President-              None
IDS Tower 10             American Express,
Minneapolis, MN  55440   Institutional Services

John M. Baker            Vice President-              None
                         Plan Sponsor Services

Joseph M. Barsky III     Vice President-Senior        None
IDS Tower 10             Portfolio Manager
Minneapolis, MN  55440

Robert C. Basten         Vice President-Tax           None
IDS Tower 10             and Business Services
Minneapolis, MN  55440

Timothy V. Bechtold      Vice President-Risk          None
IDS Tower 10             Management Products
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

John D. Begley           Group Vice President-        None
Suite 100                Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Jack A. Benjamin         Group Vice President-        None
Suite 200                Greater Pennsylvania
3500 Market Street
Camp Hill, PA  17011

Alan F. Bignall          Vice President-              None
IDS Tower 10             Technology and
Minneapolis, MN 55440    Development

Brent L. Bisson          Group Vice President-        None
Ste 900 E. Westside Twr  Los Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder           Vice President-              None
IDS Tower 10             Mature Market Group
Minneapolis, MN  55440

Walter K. Booker         Group Vice President-        None
Suite 200                New Jersey
3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon        Group Vice President-        None
Galleria One Suite 1900  Gulf States
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch        Group Vice President-        None
Suite 200                Northwest
West 111 North River Dr
Spokane, WA  99201

Karl J. Breyer           Senior Vice President-       None
IDS Tower 10             Corporate Affairs and
Minneapolis, MN 55440    Special Counsel

Daniel J. Candura        Vice President-              None
IDS Tower 10             Marketing Support
Minneapolis, MN  55440

Cynthia M. Carlson       Vice President-              None
IDS Tower 10             American Express
Minneapolis, MN  55440   Securities Services

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Orison Y. Chaffee III    Vice President-Field         None
IDS Tower 10             Real Estate
Minneapolis, MN 55440

James E. Choat           Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN  55440

Kenneth J. Ciak          Vice President and           None
IDS Property Casualty    General Manager-
1400 Lombardi Avenue     IDS Property Casualty
Green Bay, WI 54304

Roger C. Corea           Group Vice President-        None
290 Woodcliff Drive      Upstate New York
Fairport, NY  14450

Henry J. Cormier         Group Vice President-        None
Commerce Center One      Connecticut
333 East River Drive
East Hartford, CT  06108

John M. Crawford         Group Vice President-        None
Suite 200                Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe           Group Vice President-        None
Suite 312                Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran           Vice President and           None
IDS Tower 10             Assistant General Counsel
Minneapolis, MN  55440

Regenia David            Vice President-              None
IDS Tower 10             Systems Services
Minneapolis, MN  55440

Luz Maria Davis          Vice President-              None
IDS Tower 10             Communications
Minneapolis, MN 55440

Scott M. DiGiammarino    Group Vice President-        None
Suite 500                Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Bradford L. Drew         Group Vice President-        None
Two Datran Center        Eastern Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

William H. Dudley        Director and Executive       Board member
IDS Tower 10             Vice President-
Minneapolis MN 55440     Investment Operations

Gordon L. Eid            Senior Vice President        None
IDS Tower 10             and General Counsel
Minneapolis, MN 55440

Robert M. Elconin        Vice President-              None
IDS Tower 10             Government Relations
Minneapolis, MN  55440

Mark A. Ernst            Vice President-              None
IDS Tower 10             Retail Services
Minneapolis, MN 55440

Joseph Evanovich Jr.     Group Vice President-        None
One Old Mill             Nebraska/Iowa/Dakotas
101 South 108th Avenue
Omaha, NE  68154

Louise P. Evenson        Group Vice President-        None
Suite 200                San Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Gordon M. Fines          Vice President-              None
IDS Tower 10             Mutual Fund Equity
Minneapolis MN 55440     Investments

Douglas L. Forsberg      Vice President-              None
IDS Tower 10             Institutional Products
Minneapolis, MN  55440   Group

Jeffrey P. Fox           Vice President and           None
IDS Tower 10             Corporate Controller
Minneapolis, MN  55440

William P. Fritz         Group Vice President-        None
Suite 160                Northern Missouri
12855 Flushing Meadows Dr
St. Louis, MO  63131

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Carl W. Gans             Group Vice President-        None
8500 Tower Suite 1770    Twin City Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

John J. Golden           Vice President-              None
IDS Tower 10             Human Resources Planning
Minneapolis, MN  55440   and Field Support

Morris Goodwin Jr.       Vice President and           None
IDS Tower 10             Corporate Treasurer
Minneapolis, MN 55440

Bruce M. Guarino         Group Vice President-        None
Suite 1736               Hawaii
1585 Kapiolani Blvd.
Honolulu, HI  96814

David A. Hammer          Vice President               None
IDS Tower 10             and Marketing
Minneapolis, MN  55440   Controller

Teresa A. Hanratty       Group Vice President-        None
Suites 6&7               Northern New England
169 South River Road
Bedford, NH  03110

John R. Hantz            Group Vice President-        None
Suite 107                Detroit Metro
17177 N. Laurel Park
Livonia, MI  48154

Robert L. Harden         Group Vice President-        None
Two Constitution Plaza   Boston Metro
Boston, MA  02129

Lorraine R. Hart         Vice President-              None
IDS Tower 10             Insurance Investments
Minneapolis, MN 55440

Scott A. Hawkinson       Vice President-Assured       None
IDS Tower 10             Assets Product Development
Minneapolis, MN 55440    and Management

Brian M. Heath           Group Vice President-        None
Suite 150                North Texas
801 E. Campbell Road
Richardson, TX  75081

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Janis K. Heaney          Vice President-              None
IDS Tower 10             Incentive Compensation
Minneapolis, MN  55440

James G. Hirsh           Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN  55440   Counsel

David J. Hockenberry     Group Vice President-        None
30 Burton Hills Blvd.    Eastern Tennessee
Suite 175
Nashville, TN  37215

Kevin P. Howe            Vice President-              None
IDS Tower 10             Government and
Minneapolis, MN  55440   Customer Relations and
                         Chief Compliance Officer

David R. Hubers          Chairman, Chief              Board member
IDS Tower 10             Executive Officer and
Minneapolis, MN 55440    President

James M. Jensen          Vice President-              None
IDS Tower 10             Life Products
Minneapolis, MN 55440

Marietta L. Johns        Senior Vice President-       None
IDS Tower 10             Field Management
Minneapolis, MN 55440

James E. Kaarre          Vice President-              None
IDS Tower 10             Marketing Promotions
Minneapolis, MN  55440

Matthew N. Karstetter    Vice President-              None
IDS Tower 10             Investment Accounting
Minneapolis, MN 55440

Linda B. Keene           Vice President-              None
IDS Tower 10             Market Development
Minneapolis, MN  55440

G. Michael Kennedy       Vice President-Investment    None
IDS Tower 10             Services and Investment
Minneapolis, MN  55440   Research

Susan D. Kinder          Senior Vice President-       None
IDS Tower 10             Human Resources
Minneapolis, MN 55440

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Richard W. Kling         Senior Vice President-       None
IDS Tower 10             Products
Minneapolis, MN  55440

Paul F. Kolkman          Vice President-              None
IDS Tower 10             Actuarial Finance
Minneapolis, MN 55440

Claire Kolmodin          Vice President-              None
IDS Tower 10             Service Quality
Minneapolis, MN  55440

David S. Kreager         Group Vice President-        None
Ste 108 Trestle Bridge V Greater Michigan
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai        Director and Senior          None
IDS Tower 10             Vice President-Field
Minneapolis, MN 55440    Management and Business
                         Systems

Mitre Kutanovski         Group Vice President-        None
Suite 680                Chicago Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.      Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Kurt A. Larson           Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Lori J. Larson           Vice President-              None
IDS Tower 10             Variable Assets Product
Minneapolis, MN  55440   Development

Ryan R. Larson           Vice President-              None
IDS Tower 10             IPG Product Development
Minneapolis, MN 55440

Daniel E. Laufenberg     Vice President and           None
IDS Tower 10             Chief U.S. Economist
Minneapolis, MN  55440

Richard J. Lazarchic     Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN  55440   Manager

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Peter A. Lefferts        Senior Vice President-       None
IDS Tower 10             Corporate Strategy and
Minneapolis, MN  55440   Development

Douglas A. Lennick       Director and Executive       None
IDS Tower 10             Vice President-Private
Minneapolis, MN  55440   Client Group

Mary J. Malevich         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Fred A. Mandell          Vice President-              None
IDS Tower 10             Field Marketing Readiness
Minneapolis, MN  55440

Daniel E. Martin         Group Vice President-        None
Suite 650                Pittsburgh Metro
5700 Corporate Drive
Pittsburgh, PA  15237

William J. McKinney      Vice President-              None
IDS Tower 10             Field Management
Minneapolis, MN  55440   Support

Thomas W. Medcalf        Vice President-              None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN 55440

William C. Melton        Vice President-              None
IDS Tower 10             International Research
Minneapolis, MN 55440    and Chief International
                         Economist

William Miller           Vice President and           None
IDS Tower 10             Senior Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell        Executive Vice President-    None
IDS Tower 10             Marketing and Products
Minneapolis, MN 55440

John P. Moraites         Group Vice President-        None
Union Plaza Suite 900    Kansas/Oklahoma
3030 Northwest Expressway
Oklahoma City, OK  73112

Pamela J. Moret          Vice President-Retail        None
IDS Tower 10             Services
Minneapolis, MN 55440

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Alan D. Morgenstern      Group Vice President-        None
Suite 200                Central California/
3500 Market Street       Western Nevada
Camp Hill, NJ  17011

Barry J. Murphy          Senior Vice President-       None
IDS Tower 10             Client Service
Minneapolis, MN  55440

Mary Owens Neal          Vice President-              None
IDS Tower 10             Mature Market Segment
Minneapolis, MN  55440

Robert J. Neis           Vice President-              None
IDS Tower 10             Technology Services
Minneapolis, MN 55440

Thomas V. Nicolosi       Group Vice President-        None
Suite 220                New York Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

James R. Palmer          Vice President-              None
IDS Tower 10             Taxes
Minneapolis, MN 55440

Carla P. Pavone          Vice President-              None
IDS Tower 10             Specialty Service Teams
Minneapolis, MN  55440   and Emerging Business

Susan B. Plimpton        Vice President-              None
IDS Tower 10             Segmentation Development
Minneapolis, MN 55440    and Support

Larry M. Post            Group Vice President-        None
One Tower Bridge         Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell         Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

James M. Punch           Vice President-              None
IDS Tower 10             Geographical Service
Minneapolis, MN 55440    Teams

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Frederick C. Quirsfeld   Vice President-Taxable       None
IDS Tower 10             Mutual Fund Investments
Minneapolis, MN 55440

Debra J. Rabe            Vice President-Financial     None
IDS Tower 10             Planning
Minneapolis, MN 55440

R. Daniel Richardson     Group Vice President-        None
Suite 800                Southern Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

Roger B. Rogos           Group Vice President-        None
One Sarasota Tower       Western Florida
Suite 700
Two N. Tamiami Trail
Sarasota, FL  34236

ReBecca K. Roloff        Vice President-Private      None
IDS Tower 10             Client Group
Minneapolis, MN  55440

Stephen W. Roszell       Vice President-              None
IDS Tower 10             Advisory Institutional
Minneapolis, MN  55440   Marketing

Max G. Roth              Group Vice President-        None
Suite 201 S IDS Ctr      Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

John P. Ryan             Vice President and           None
IDS Tower 10             General Auditor
Minneapolis, MN 55440

Erven Samsel             Senior Vice President-       None
45 Braintree Hill Park   Field Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano      Group Vice President-        None
Suite 201                Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz        Group Vice President-        None
Suite 205                Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Stuart A. Sedlacek       Vice President-              None
IDS Tower 10             Assured Assets
Minneapolis, MN  55440

Donald K. Shanks         Vice President-              None
IDS Tower 10             Property Casualty
Minneapolis, MN  55440

F. Dale Simmons          Vice President-Senior        None
IDS Tower 10             Portfolio Manager,
Minneapolis, MN 55440    Insurance Investments

Judy P. Skoglund         Vice President-              None
IDS Tower 10             Human Resources and
Minneapolis, MN  55440   Organization Development

Julian W. Sloter         Group Vice President-        None
Ste 1700 Orlando FinCtr  Orlando/Jacksonville
800 North Magnolia Ave.
Orlando, FL  32803

Ben C. Smith             Vice President-              None
IDS Tower 10             Workplace Marketing
Minneapolis, MN  55440

William A. Smith         Vice President and           None
IDS Tower 10             Controller-Private
Minneapolis, MN 55440    Client Group

James B. Solberg         Group Vice President-        None
466 Westdale Mall        Eastern Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl            Vice President-              None
IDS Tower 10             Human Resources
Minneapolis, MN 55440    Management Services

Paul J. Stanislaw        Group Vice President-        None
Suite 1100               Southern California
Two Park Plaza
Irvine, CA  92714

Lois A. Stilwell         Group Vice President-        None
Suite 433                Outstate Minnesota Area/
9900 East Bren Road      North Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann    Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

James J. Strauss         Vice President-              None
IDS Tower 10             Corporate Planning
Minneapolis, MN 55440    and Analysis

Jeffrey J. Stremcha      Vice President-Information   None
IDS Tower 10             Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart   Vice President-Corporate     None
IDS Tower 10             Reengineering
Minneapolis, MN  55440

Neil G. Taylor           Group Vice President-        None
Suite 425                Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas           Senior Vice President-       Board member
IDS Tower 10             Information and
Minneapolis, MN 55440    Technology

Melinda S. Urion         Senior Vice President        Treasurer
IDS Tower 10             and Chief Financial
Minneapolis, MN 55440    Officer

Peter S. Velardi         Group Vice President-        None
Suite 180                Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer  Group Vice President-        None
Suite 100                Denver/Salt Lake City/
Stanford Plaza II        Albuquerque
7979 East Tufts Ave Pkwy
Denver, CO  80237

Wesley W. Wadman         Vice President-              None
IDS Tower 10             Senior Portfolio
Minneapolis, MN 55440    Manager

Norman Weaver Jr.        Senior Vice President-       None
1010 Main St Suite 2B    Field Management
Huntington Beach, CA  92648

Michael L. Weiner        Vice President-              None
IDS Tower 10                         Tax Research and Audit
Minneapolis, MN 55440

Lawrence J. Welte        Vice President-              None
IDS Tower 10             Investment Administration
Minneapolis, MN  55440

Item 29(b).  As to each director, officer or partner of the
principal underwriter (American Express Financial Advisors):
(cont'd)
                                                      Positions and
Name and Principal       Position and Offices         Offices with
Business Address         with Underwriter             Registrant

Jeffry M. Welter         Vice President-              None
IDS Tower 10             Equity and Fixed Income
Minneapolis, MN  55440   Trading

William N. Westhoff      Senior Vice President-       None
IDS Tower 10             Global Investments
Minneapolis, MN  55440

Thomas L. White          Group Vice President-        None
Suite 200                Cleveland Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams         Group Vice President-        None
Suite 250                Virginia
3951 Westerre Parkway
Richmond, VA  23233

Edwin M. Wistrand        Vice President and           None
IDS Tower 10             Assistant General
Minneapolis, MN 55440    Counsel

Michael R. Woodward      Senior Vice President-       None
32 Ellicott St Ste 100   Field Management
Batavia, NY  14020

(c) Name of          Net Underwriting
    Principal        Discounts and      Compensation on    Brokerage     Other
    Underwriter      Commissions           Redemption      Commissions   Compensation

    American Express
    Financial
    Advisors Inc.        $1,036,511         $551,374           None           None

Item 30.              Location of Accounts and Records

                      IDS Life Insurance Company of New York
                      20 Madison Avenue Extension
                      Albany, NY  12203

Item 31.              Management Services

                      Not applicable.

Item 32.              Undertakings

(a) (b) & (c)         These undertakings were filed with the Registrant's
                      initial Registration Statements, File Nos. 2-78194 and 811-3500.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be inccured, ant the reisks assumed by the insurance company.

                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on this 21st day of April, 1997.

                                  IDS LIFE ACCOUNT 4
                                  IDS LIFE ACCOUNT 5
                                  IDS LIFE ACCOUNT 6
                                  IDS LIFE ACCOUNT 9
                                  IDS LIFE ACCOUNT 10
                                  IDS LIFE ACCOUNT 11
                                  IDS LIFE ACCOUNT 12
                                  IDS LIFE ACCOUNT 13
                                  IDS LIFE ACCOUNT 14
                                         (Registrant)

                          By IDS Life Insurance Company of New York
                                          (Sponsor)

                          By/s/ Richard W. Kling*
                                Richard W. Kling
                                President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 21st day of April, 1997.

Signature                               Title

/s/ Richard W. Kling*                   Director, Chairman of the
    Richard W. Kling                    Board and President

/s/ John C. Boeder*                     Director
    John C. Boeder

/s/ Roger C. Corea*                     Director
    Roger C. Corea

/s/ Charles A. Cuccinello*              Director
    Charles A. Cuccinello

/s/ Darlene S. Farron*                  Treasurer
    Darlene S. Farron

/s/ Robert A. Hatton*                   Director, Vice President
    Robert A. Hatton                    and Chief Operating Officer

/s/ Edward Landes*                      Director
    Edward Landes

Signature                               Title

/s/ Thomas V. Nicolosi*                 Director
    Thomas V. Nicolosi

/s/ Stephen P. Norman*                  Director
    Steven P. Norman

/s/ Carl Platou*                        Director
    Carl Platou

/s/ Gordon H. Ritz*                     Director
    Gordon H. Ritz

/s/ Richard M. Starr*                   Director
    Richard M. Starr

/s/ Michael R. Woodward*                Director
    Michael R. Woodward


*Signed pursuant to Power of Attorney dated March 26, 1997, filed electronically herewith.



-------------------------------
Colin Lancaster

                             CONTENTS OF REGISTRATION STATEMENT NO. 24

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.